                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933


Post-Effective Amendment No. 26   [X]


                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


Amendment No. 26                  [X]


                        (Check appropriate box or boxes.)

The Staar Investment Trust (Exact Name of Registrant as Specified in Charter)

 604 McKnight Park Drive, Pittsburgh, PA                                 15237
(Address of Principal Executive Offices)                               Zip Code)

Registrant's Telephone Number(including Area Code) (412) 367-9076

J. Andre Weisbrod, 604 McKnight Park Drive, Pittsburgh, PA, 15237
(Name and Address of Agent for Services)


Copies to Thomas Sweeney, Esq., Sweeney Law Offices, P.O. Box 82637, 158 West Hutchinson Ave., Pittsburgh, PA 15218


It is proposed that this filing will become effective (check appropriate box)


[X]  immediately upon filing pursuant to paragraph (b)


[ ]  on May 1, 2011 pursuant to paragraph (b)


[ ]  60 days after filing pursuant to paragraph (a)



[ ]  on May 1, 2011 pursuant to paragraph (a) of Rule 485


As soon as possible after the effective date of the Registration under the Securities Act of 1933

                               STAAR ALTCAT FUND


                          (Alternative Categories Fund)

                                  TICKER: SITAX

                                   PROSPECTUS

                                   MAY 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR AltCat Fund PROSPECTUS                                              Page 1


                                    Contents

FUND SUMMARY                                                                   2
Investment Objective                                                           2
Fees & Expenses                                                                2
Primary Investment Strategies                                                  2
Primary Risks                                                                  3
Performance                                                                    3
Management                                                                     4
Purchasing & Selling Shares                                                    4
ADDITIONAL INFORMATION                                                         5
Investment Strategies & Related Risks                                          6
Investment Advisor                                                             8
Dividends, Capital Gains & Taxes                                               8
Pricing of Shares                                                              8
Financial Highlights                                                           9
Shareholder Account Information                                               10
Statements, Reports & Portfolio                                               11
Other Rules & Policies                                                        11
BACK COVER - WHERE TO LEARN MORE                                            Back

STAAR AltCat Fund PROSPECTUS                                              Page 2


FUND SUMMARY


INVESTMENT OBJECTIVE: The STAAR AltCat Fund pursues growth of investors' capital.


FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:


SHAREHOLDER FEES
(fees paid directly from your investment)
   Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
      offering price)                                                       NONE
   Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
      Distributions                                                         NONE
   Maximum Deferred Sales Charge (Load)                                     NONE
   Redemption Fee (as a percentage of amount redeemed)                      NONE
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
   Management Fees                                                         0.90%
   Distribution (12b-1) Fees                                               0.01%
   Other Expenses                                                          1.28%
   Acquired Fund Fees & Expenses                                           0.60%
                                                                           ----
   Total Annual Fund Operating Expenses                                    2.79%
                                                                           ====





EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Year   3 Years   5 Years   10 Years
----   -------   -------   --------
$282     $865     $1474      $3119


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 22.58% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to identify investment opportunities that the Advisor expects to benefit from market or economic trends. The Advisor has broad discretion as to the asset categories and investments owned by the Fund. A broad mix of investment types and management styles may be employed. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

STAAR AltCat Fund PROSPECTUS                                              Page 3





PRINCIPAL RISKS OF INVESTING IN THE FUND: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The principal risks of the Fund include:


Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.


Credit Risks -- There is a risk that an issuer of fixed-income or debt securities will not make timely payments of principal and interest. Issuers of debt securities can also default on the bond principal. This applies to cash positions and any bond positions that the Fund might take. However, while the use of bonds is permitted, it is not a primary investment strategy.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions and adverse changes in interest rates.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.

Emerging Markets Risks - Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.


Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS



The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com.

STAAR AltCat Fund PROSPECTUS                                              Page 4


CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001   -10.2%
2002   -15.8%
2003    28.4%
2004    12.6%
2005    11.9%
2006    11.7%
2007    14.5%
2008   -32.4%
2009    18.1%
2010    12.4%

During the 10-year period shown in the bar chart, the highest return for a quarter was +13.90% (quarter ending 12/31/01) and the lowest return for a quarter was -16.77% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS


For the periods ended 12/31/10


                                                                                                  Since
                                                                                                Inception
STAAR ALTCAT FUND                                              One Year   5 Years   10 Years   (05/28/97)
-----------------                                              --------   -------   --------   ----------
Return Before Taxes                                             12.35%     2.77%      3.44%       4.48%
Return After Taxes on Distributions*                            12.35%     2.29%      4.53%       3.88%
Return After Taxes on Distributions and Sale of Fund Shares*    10.50%     1.70%      2.32%       3.54%
S&P 500 Index (Reflects no deductions for taxes, fees or
   expenses)                                                    15.06%     2.29%      1.41%       4.77%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").


MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000. The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the

STAAR AltCat Fund PROSPECTUS                                              Page 5


Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


Additional Information about the Fund's Strategies and Risks


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR AltCat Fund pursues growth of investors' capital through investing mostly in other funds and a selection of individual securities and seeks to profit from long and short-term market trends and economic conditions.

PRINCIPAL INVESTMENT STRATEGIES:


This Fund is a "fund of funds" that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs"). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests may themselves hold the securities of domestic or foreign companies. There are no limits on the size of companies that may be owned directly or indirectly though underlying funds, however the Fund's holdings are generally funds that own securities of large and mid capitalization domestic and foreign companies. Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on the fund. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies. However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions. To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

STAAR AltCat Fund PROSPECTUS                                              Page 6















RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.


DERIVATIVES: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.


COUNTRY, REGION AND CURRENCY RISKS: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets. In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S. These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries. Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

INVESTMENT MANAGEMENT: The Advisor is responsible for the selection and allocation of the Fund's investments. Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put" contract when a market or individual security has advanced beyond expectations.

CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

STAAR AltCat Fund PROSPECTUS                                              Page 7



PORTFOLIO HOLDINGS:


A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently set at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.


Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the

STAAR AltCat Fund PROSPECTUS                                              Page 8


newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest

STAAR AltCat Fund PROSPECTUS                                              Page 9


Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASE



     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travellers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks.


EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


     If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.



REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading. If you are contemplating a large redemption, please call Shareholder Services in advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.



Good Order



     We reserve the right to delay transaction instructions that are not in "good order." Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must...



     1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.

     2.   Include the Fund name and account number.

     3. Include the amount of the transaction in terms of shares or dollars or percentages.

     4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.


Trade Date

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.


TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



     Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.


DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS

STAAR AltCat Fund PROSPECTUS                                             Page 10



The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.


TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions wil vary from year to year depending on the actual selling activity of the Fund.


     - Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.


     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution schedule before you invest.

     -    Special rules apply to IRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


RESPONSIBILITY FOR FRAUD



     Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



DORMANT ACCOUNTS



        If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



ACCOUNTS WITH LOW BALANCES



     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



CHANGES IN INVESTMENT MINIMUMS



     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



JOINT ACCOUNTS



     Where two individuals are registererd as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



RIGHT TO DELAY ORDERS



     The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly reguested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are dosed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



     The Fund reserve the right to stop seiling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING



The Fund has adopted certain policies to guard against individuals or institutions that might try to engaoe in trading practices that could adversely affect the Fund and its shareholders.' Such practices include short-term "market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there Is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of shareholders. If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.



The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat freguent trading include the following;



The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict freguent trading. In instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders,



The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional Information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.


DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.


12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.



BROKERAGE ALLOCATION



The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to nay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-l fees, these fees may be paid to brokers as part of their compensation. in 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-deafer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

STAAR AltCat Fund PROSPECTUS                                             Page 11


SELECTED PER-SHARE DATA YEAR END DECEMBER 31               2010      2009     2008      2007      2006
--------------------------------------------              ------    ------   ------    ------    ------
Net asset value beg. Of period                            $11.50    $ 9.74   $15.58    $14.46    $14.28
                                                          ------    ------   ------    ------    ------
Income From Investment Operations: ***
   Net investment income / (loss)*                         (0.11)    (0.10)   (0.03)    (0.01)    (0.08)
   Net realized and unrealized gains on securities          1.53      1.86    (5.01)     2.09      1.75
                                                          ------    ------   ------    ------    ------
   Total income from investment operations                  1.42      1.76    (5.04)     2.08      1.67
                                                          ------    ------   ------    ------    ------
Distributions:
   Dividends from net investment income                     0.00      0.00     0.00      0.00      0.00
   Distributions from capital gains                         0.00     (0.00)   (0.80)    (0.96)    (1.49)
                                                          ------    ------   ------    ------    ------
   Total distributions                                      0.00     (0.00)   (0.80)    (0.96)    (1.49)
                                                          ------    ------   ------    ------    ------
Net Asset Value, end of Period                             12.92    $11.50   $ 9.74    $15.58    $14.46
Total return (%)**                                          12.4%     18.1%   (32.4%)    14.5%     11.7%
                                                          ======    ======   ======    ======    ======
Ratios/Supplemental Data
   Net assets at end of period (in $1000's)               $3,159    $2,910   $2,376    $3,821    $3,095
   Ratio of expenses to average net assets (%)              2.19%     2.34%    1.90%     1.91%     1.89%
   Ratio of net investment income to avg net assets (%)    (0.91)%   (0.95%)  (0.19%)   (0.08%)   (0.55%)
   Portfolio turnover rate                                 22.58%    34.12%   32.95%    19.88%    11.08%
   Such Ratios are After Effect of Expenses Waived            --        --       --        --        --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR AltCat Fund PROSPECTUS                                             Page 12

STAAR AltCat Fund PROSPECTUS                                             Page 13

STAAR AltCat Fund STATUTORY PROSPECTUS                                Back Cover


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com     Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

                            STAAR GENERAL BOND FUND

                                  TICKER: SITGX
                                   PROSPECTUS
                                  May 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR General Bond Fund Prospectus                                        Page 1

                                    Contents

FUND SUMMARY                                                                   2
   Investment Objective                                                        2
   Fees & Expenses                                                             2
   Primary Investment Strategies                                               2
   Primary Risks                                                               3
   Performance                                                                 3
   Management                                                                  4
   Purchasing & Selling Shares                                                 4
ADDITIONAL INFORMATION                                                         5
   Investment Strategies & Related Risks                                       6
   Investment Advisor                                                          8
   Dividends, Capital Gains & Taxes                                            8
   Pricing of Shares                                                           8
   Financial Highlights                                                        9
   Shareholder Account Information                                            10
   Statements, Reports & Portfolio                                            11
   Other Rules & Policies                                                     11
BACK COVER - WHERE TO LEARN MORE                                            Back

STAAR General Bond Fund Prospectus                                        Page 2


FUND SUMMARY


INVESTMENT OBJECTIVE: The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1) SUMMARY SECTION
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                      NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions                                                        NONE
Maximum Deferred Sales Charge (Load)                                    NONE
Redemption Fee (as a percentage of amount redeemed)                     NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                         0.35%
Distribution (12b-1) Fees                                               0.06%
Other Expenses                                                          1.27%
                                                                        ----
Total Annual Fund Operating Expenses                                    1.68%
                                                                        ====

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $172     $533      $918       $1998

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 69.10% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher ("investment grade"). The range of maturity for bonds in this Fund is any length deemed appropriate by the Manager(s) depending on market conditions and trends. In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years. At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 45.82% of its assets invested in US

STAAR General Bond Fund Prospectus                                        Page 3

Government, Government Agency and Government Money Market Funds. 54.18% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 3.5 years.

PRINCIPAL RISKS OF INVESTING IN THE FUND: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risk -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bond holder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.


Government Agency Securities -- Debt instruments issued by government agencies are generally backed by the creditworthiness of the government agencies and are not directly backed by the full faith and credit of the U.S. government.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com.


CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001    7.7%
2002    7.2%
2003    4.1%
2004    0.5%
2005    0.1%
2006    3.7%
2007    4.5%

STAAR General Bond Fund Prospectus                                        Page 4

2008   -1.7%
2009    6.1%
2010    2.8%

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.42% (quarter ending 09/30/01) and the lowest return for a quarter was -3.53% (quarter ending 09/30/08).

AVERAGE ANNUAL TOTAL RETURNS

For the periods ended 12/31/10


                                                                                                     Since
                                                                       One                         Inception
STAAR GENERAL BOND FUND                                               Year   5 Years   10 Years   (05/28/97)
-----------------------                                               ----   -------   --------   ----------
Return Before Taxes                                                   2.79%   3.04%      3.45%       4.14%
Return After Taxes on Distributions*                                  2.21%   1.95%      2.15%       2.68%
Return After Taxes on Distributions and Sale of Fund Shares*          1.87%   1.66%      1.86%       2.36%
Barcap  Intermediate  Gov't/Credit  Index 2 (Reflects no deductions
   for taxes, fees or sales charges)                                  5.89%   5.53%      5.51%       5.89%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000. The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.



PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.



Additional Information about the Fund's Strategies and Risks


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR General Bond Fund seeks to create income with an emphasis on safety of principal.

STAAR General Bond Fund Prospectus                                        Page 5

PRIMARY INVESTMENT STRATEGIES:


The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher ("investment grade"). The range of maturity for bonds in this Fund is any length deemed appropriate by the Advisor(s) depending on market conditions and trends. In general, the average maturity of the portfolio will be between two (2) and fifteen (15) years. At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 45.82% of its assets invested in US Government, Government Agency and Government Money Market Funds. 54.18% was invested in corporate bonds. The Dollar Weighted Average Maturity was 3.5 years.


The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.


The Fund's strategy includes a limitation to investment grade debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The advisor may continue to hold a downgraded security if the advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.


Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

The advisors are given a high degree of flexibility in choosing maturities. In times of rising interest rates, their objective will be to have shorter average maturities and in times of stable or falling interest rates, their objective will be to obtain longer maturities. As a result, this Fund will, from time to time, be either an intermediate bond fund, or a long-term bond fund, depending upon its portfolio at the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its advisors may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.

The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also Advisors of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

Use of derivatives is intended to be limited to a small percentage of the Fund's assets (5% or less) and is not a primary investment strategy.

In deciding to buy, hold or sell a particular bond, the advisor considers a number of factors. First, the advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the advisor will consider any call provisions. Fourth, the advisor may consider the bond's price in relation to its maturity or call price. Fifth, the advisor will consider any income tax effects of the transaction. Sixth, the advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

STAAR General Bond Fund Prospectus                                        Page 6

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.

CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.

CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


JUNK BOND RISK: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk." Junk bonds expose investors to higher volatility and greater risk of default. Ratings range from AAA (S&P) and Aaa (Moody's) to D (S&P) and C (Moody's). A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.



DERIVATIVES: Derivatives are financial instruments whose value is based on (derived) from the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.


PORTFOLIO HOLDINGS

A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently se at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.

STAAR General Bond Fund Prospectus                                        Page 7



Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.

STAAR General Bond Fund Prospectus                                        Page 8


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASES



     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks.



EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your

STAAR General Bond Fund Prospectus                                        Page 9


request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


     If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.



REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading. If you are contemplating a large redemption, please call Shareholder Services in advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.



Good Order



     We reserve the right to delay transaction instructions that are not in "good order." Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must...



     1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.



     2.   Include the Fund name and account number.



     3. Include the amount of the transaction in terms of shares or dollars or percentages.



     4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.



     The STAAR Investment Trust reserves the right to revise these requirements without notice.


Trade Date



The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.



TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.


DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS


The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you amy have them automatically reinvested in more shares of the Fund.


TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions wil vary from year to year depending on the actual selling activity of the Fund.


     - Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.


     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution scheduyle before you invest.

     -    Special rules apply to UIRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

STAAR General Bond Fund Prospectus                                       Page 10

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


Responsibility for Fraud



     Neither Fund nor its directors or service companies will not be responsible for any account losses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



Dormant Accounts



     If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



Accounts With Low Balances



     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



Changes in Investment Minimums



     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



Joint Accounts



     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



Right to Delay Orders



     The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



     The Fund reserves the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING


The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders. Such practices include short-term "market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of shareholders. If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.







     The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:



     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



     The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



     Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



     The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.



     The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.


DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

BROKERAGE ALLOCATION

The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

Selected Per-Share Data Year End December 31               2010     2009      2008     2007     2006
                                                          ------   ------   -------   ------   ------
Net Asset Value beg. of period                            $ 9.86   $ 9.65   $ 10.14   $10.11   $10.06
                                                          ------   ------   -------   ------   ------
Income From Investment Operations: ***
   Net investment income                                    0.17     0.24      0.33     0.35     0.35
   Net realized and unrealized gains on securities          0.10     0.34     (0.51)    0.10     0.01
                                                          ------   ------   -------   ------   ------
   Total income from investment operations                  0.27     0.58     (0.18)    0.45     0.36
                                                          ------   ------   -------   ------   ------
Distributions:
   Dividends from net Investment Income                    (0.16)   (0.37)    (0.31)   (0.42)   (0.31)
   Distributions From Capital Gains                         0.00     0.00      0.00     0.00     0.00
                                                          ------   ------   -------   ------   ------
   Total Distributions                                     (0.16)   (0.37)    (0.31)   (0.42)   (0.31)
Net Asset Value, end of year                              $ 9.97   $ 9.86   $  9.65   $10.14   $10.11
Total Return (%)*                                            2.8%     6.1%     (1.7%)    4.5%     3.7%
                                                          ======   ======   =======   ======   ======
Ratios/Supplemental Data
   Net Assets at End of Year (in $1000's)                 $2,592   $ 2193   $  2644   $ 2998   $ 3688
   Ratio of Expenses to Average Net Assets (%) **           1.70%    1.75%     1.44%    1.56%    1.33%
   Ratio of Net Inv Income (Loss) to Avg Net Assets (%)     1.68%    2.44%     3.32%    3.48%    3.47%
   Portfolio Turnover Rate                                 69.10%   37.18%   103.60%   30.22%   40.48%
   Such Ratios are After Effect of Expenses Waived            --       --        --       --   $ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR General Bond Fund Prospectus                                       Page 12

STAAR General Bond Fund Prospectus                                     Back Page

                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

                            STAAR INTERNATIONAL FUND


                                  TICKER: SITIX
                                   PROSPECTUS
                                   MAY 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR International Fund PROSPECTUS

                                    Contents

FUND SUMMARY                                                                   2
   Investment Objective                                                        2
   Fees & Expenses                                                             2
   Primary Investment Strategies                                               2
   Primary Risks                                                               3
   Performance                                                                 3
   Management                                                                  4
   Purchasing & Selling Shares                                                 4
ADDITIONAL INFORMATION                                                         5
   Investment Strategies & Related Risks                                       6
   Investment Advisor                                                          8
   Dividends, Capital Gains & Taxes                                            8
   Pricing of Shares                                                           8
   Financial Highlights                                                        9
   Shareholder Account Information                                            10
   Statements, Reports & Portfolio                                            11
   Other Rules & Policies                                                     11
BACK COVER - WHERE TO LEARN MORE                                            Back

STAAR International Fund PROSPECTUS


FUND SUMMARY


ITEM 2 INVESTMENT OBJECTIVE: The STAAR International Fund pursues growth of investors' capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

ITEM 3 FEES AND EXPENSES : The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
(fees paid directly from your investment)


Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                          NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions                                                            NONE
Maximum Deferred Sales Charge (Load)                                        NONE
Redemption Fee (as a percentage of amount redeemed)                         NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)


Management Fees                                                             0.90%
Distribution (12b-1) Fees                                                   0.01%
Other Expenses                                                              1.26%
Acquired Fund Fees & Expenses                                               0.87%
                                                                            ----
Total Annual Fund Operating Expenses                                        3.04%
                                                                            ====





EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $307      $939     $1,596     $3355

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 8.68% of the average value of its portfolio.

ITEM 4 INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: The Fund's main strategy is to invest in a variety of other mutual funds and exchange-traded funds (ETFs) that invest in the stocks of foreign companies. The Advisor seeks to weight allocation to different countries and regions to take advantage of economic and market trends. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

STAAR International Fund PROSPECTUS







PRINCIPAL RISKS OF INVESTING IN THE FUND: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:


Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risk -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.

Foreign Investment Risks -- Investing in foreign securities involves risks such as adverse political, social, political and economic developments, different regulations to which companies are subject, currency fluctuations, limited information about the foreign companies, less liquidity in foreign markets and less protection for the shareholders in the foreign market.


Emerging Markets Risks - Investments in less mature economies can be exposed to greater risks due to smaller and less liquid markets, less stable political environments and less developed economic policies and controls. Emerging markets can be more volatile, experiencing greater "ups and downs" than mature markets.


Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of the underlying funds.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com


CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001   -17.3%
2002   -14.4%
2003    31.9%

STAAR International Fund PROSPECTUS

2004    18.9%
2005    16.8%
2006    21.4%
2007    15.6%
2008   -40.8%
2009    31.5%
2010    10.1%

During the 10-year period shown in the bar chart, the highest return for a quarter was 21.11% (quarter ending 06/30/09) and the lowest return for a quarter was -19.96% (quarter ending 12/31/08).


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending 12/31/10


                                                                         Since
                                                                       Inception
STAAR INTERNATIONAL FUND               One Year   5 Years   10 Years   (05/28/97)
------------------------               --------   -------   --------   ---------
Return Before Taxes                     10.05%     3.74%      4.55%      4.23%
Return After Taxes on Distributions*    10.05%     2.38%      4.00%      3.52%
Return After Taxes on Distributions
    and Sale of Fund Shares*             8.54%     2.64%      3.63%      3.19%
MSCI EAFE Index (Reflects no
    deductions for taxes, fees or
    expenses)                            7.75%     2.46%      3.50%      4.82%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000. The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR International Fund PROSPECTUS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR International Fund pursues growth of investors' capital primarily through investments in international stock mutual funds, ETFs and individual stocks.

PRINCIPAL INVESTMENT STRATEGIES:


This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange traded funds ("ETFs") The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The funds in which the Fund invests will hold the securities of primarily foreign companies. There are no limits on the size of companies that may be owned by underlying funds or directly. Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower market capitalization and sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies. However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions. To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor's evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

STAAR International Fund PROSPECTUS




RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.

COUNTRY, REGION AND CURRENCY RISKS: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets. In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S. These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries. Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

INVESTMENT MANAGEMENT: The Advisor is responsible for the selection and allocation of the Fund's investments. Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.


DERIVATIVES: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.


CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put" contract when a market or individual security has advanced beyond expectations.

CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to

STAAR International Fund PROSPECTUS

corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently se at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.


Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.


Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

STAAR International Fund PROSPECTUS

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASES



        All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks.



EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

STAAR International Fund PROSPECTUS

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.

If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.

REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading. If you are contemplating a large redemption, please call Shareholder Services kin advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.


Good Order



     We reserve the right to delay transaction instructions that are not in "good order." Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must...



     1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.



     2.   Include the Fund name and account number.



     3. Include the amount of the transaction in terms of shares or dollars or percentages.



     4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.



     The STAAR Investment Trust reserves the right to revise these requirements without notice.


Trade Date

The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.


TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



     Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.


DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS



The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

STAAR International Fund PROSPECTUS













TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.


     - Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.


     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution schedule before you invest.

     -    Special rules apply to UIRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


RESPONSIBILITY FOR FRAUD



        Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



DORMANT ACCOUNTS



        If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



ACCOUNTS WITH LOW BALANCES



     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



CHANGES IN INVESTMENT MINIMUMS



     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



JOINT ACCOUNTS



     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



RIGHT TO DELAY ORDERS



     The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



     The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING



     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely
affect the Fund and its shareholders.   Such practices include short-term
"market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of
shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.



The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:



     The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive
trading, or whose trading may be disruptive to the Fund.   In making this
judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.



The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.


DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


BROKERAGE ALLOCATION



The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

     The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited

STAAR International Fund PROSPECTUS

by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31              2010     2009     2008     2007     2006
--------------------------------------------             ------   ------   ------   ------   ------
Net asset value beg. of period                           $11.44   $ 8.70   $16.33   $15.62   $13.54
                                                         ------   ------   ------   ------   ------
Income From Investment Operations: ***
   Net investment income / (loss)*                        (0.08)   (0.09)   (0.03)    0.09    (0.01)
   Net realized and unrealized gains on securities         1.23     2.83    (6.64)    2.35     2.90
                                                         ------   ------   ------   ------   ------
   Total income from investment operations                 1.15     2.74    (6.67)    2.44     2.89
                                                         ------   ------   ------   ------   ------
Distributions:
   Dividends from net investment income                    0.00     0.00     0.00    (0.09)    0.00
                                                         ------   ------   ------   ------   ------
   Distributions from capital gains                        0.00    (0.00)   (0.96)   (1.64)   (0.81)
                                                         ------   ------   ------   ------   ------
   Total distributions                                     0.00    (0.00)   (0.96)   (1.73)   (0.81)
                                                         ------   ------   ------   ------   ------
Net Asset Value, end of Period                           $12.59   $11.44   $ 8.70   $16.33   $15.62
Total return (%)**                                         10.0%    31.5%   (40.8%)   15.6%    21.4%
                                                         ======   ======   ======   ======   ======
Ratios/Supplemental Data
   Net assets at end of period (in $1000's)              $ 3209   $ 3030   $ 2329   $ 5837   $ 5378
   Ratio of expenses to average net assets (%)             2.17%    2.31%    1.96%    1.92%    1.86%
   Ratio of net investment income to avg net assets (%)   (0.69)%  (0.90%)  (0.25%)   0.51%   (0.06%)
   Portfolio turnover rate                                 8.68%    15.3%   21.47%   18.46%   15.66%
   Such Ratios are After Effect of Expenses Waived           --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.





                                   [TO COME]

STAAR International Fund PROSPECTUS

STAAR International Fund PROSPECTUS

STAAR International Fund PROSPECTUS


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com            Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room:  800-SEC-0330

STAAR Larger Company Stock Fund SUMMARY PROSPECTUS                        Page 1


                           STAAR LARGER COMPANY STOCK FUND
                                  Ticker: SITLX


                                  May 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Larger Company Stock Fund PROSPECTUS                                Page 1

                                    Contents

FUND SUMMARY                                                                   2
   Investment Objective                                                        2
   Fees & Expenses                                                             2
   Primary Investment Strategies                                               2
   Primary Risks                                                               3
   Performance                                                                 3
   Management                                                                  4
   Purchasing & Selling Shares                                                 4
ADDITIONAL INFORMATION                                                         5
   Investment Strategies & Related Risks                                       6
   Investment Advisor                                                          8
   Dividends, Capital Gains & Taxes                                            8
   Pricing of Shares                                                           8
   Financial Highlights                                                        9
   Shareholder Account Information                                            10
   Statements, Reports & Portfolio                                            11
   Other Rules & Policies                                                     11
BACK COVER - WHERE TO LEARN MORE                                            Back

STAAR Larger Company Stock Fund PROSPECTUS                                Page 2


FUND SUMMARY


INVESTMENT OBJECTIVE: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES(1)
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage
   of offering price)                                                       NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions                                                            NONE
Maximum Deferred Sales Charge (Load)                                        NONE
Redemption Fee (as a percentage of amount redeemed)                         NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                                                            0.90%
Distribution (12b-1) Fees  (                                               0.01%
Other Expenses                                                             1.28%
Acquired Fund Fees & Expenses                                              0.59%
                                                                           ----
Total Annual Fund Operating Expenses                                       2.78%
                                                                           ====




EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $315      $963     $1635      $3430

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 45.48% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: This is a "fund of funds" that purchases the shares of other mutual funds and exchange trades funds (ETFs). The Adviser seeks out funds that invest in stocks of large companies with market capitalization of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion. The Fund's investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor weights the Fund's overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

STAAR Larger Company Stock Fund PROSPECTUS                                Page 3

PRINCIPAL RISKS OF INVESTING IN THE FUND: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:

Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.


Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com.


CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001    -9.9%
2002   -18.1%
2003    20.7%
2004    10.6%
2005     3.7%
2006     9.4%
2007     3.6%
2008   -33.4%
2009    16.5%
2010    13.2%

STAAR Larger Company Stock Fund PROSPECTUS                                Page 4

During the 10-year period shown in the bar chart, the highest return for a quarter was 11.11% (quarter ending 06/30/09) and the lowest return for a quarter was -19.34% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS


For the periods ending 12/31/10


                                                                                  Since
                                                                               Inception
STAAR LARGER COMPANY FUND                      One Year   5 Years   10 Years   (05/28/97)
-------------------------                      --------   -------   --------   ----------
Return Before Taxes                             13.21%     -0.09%     0.18%       2.87%
Return After Taxes on Distributions*            13.21%     -1.37%     0.69%       2.29%
Return After Taxes on Distributions and Sale
   of Fund Shares*                              11.23%     -0.18%    -0.08%       2.12%
S&P 500 Index (Reflects no deductions for
   taxes, fees or expenses)                     15.06%      2.29%     1.41%       4.77%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs"). .


MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and Director of the Adviser.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000. The entire amount may be invested in the Fund or that may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as deduction on your federal tax return.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 5

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Larger Company Stock Fund seeks to create growth of capital with income as a secondary objective, primarily by investing in large company and larger mid-size company mutual funds and stocks.

PRINCIPAL INVESTMENT STRATEGIES:


This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange traded funds ("ETFs"). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective that fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Fund's investments primarily consist of the shares of other funds that own stocks of large companies with market capitalization (size) of $5 billion or more and larger mid-cap stocks having market capitalization between $3 billion and $5 billion. Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

Up to 20% of the portfolio may be held in individual stocks of small and smaller mid-sized companies that the Advisor believes can be held profitably for a period of 1-5 years. The advisor may however sell a security that is not performing regardless of when it was purchased. In making its investment decision the Advisor assesses the quality of management, the industry sector and the companies' business plan and financial performance.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies. However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions. To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the manager evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.


RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.

COUNTRY, REGION AND CURRENCY RISKS: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets. In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S. These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries. Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

INVESTMENT MANAGEMENT: The Advisor is responsible for the selection and allocation of the Fund's investments. Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put" contract when a market or individual security has advanced beyond expectations.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 6


DERIVATIVES: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.


CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


PORTFOLIO HOLDINGS

A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently se at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.


Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 7

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASES



     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 8

EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


     If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.



REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading. If you are contemplating a large redemption, please call Shareholder Services in advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.



Good Order




     We reserve the right to delay transaction instructions that are not in "good order." Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must...



1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.



2.   Include the Fund name and account number.



3. Include the amount of the transaction in terms of shares or dollars or percentages.



4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.



     The STAAR Investment Trust reserves the right to revise these requirements without notice.


Trade Date

The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.


TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.


DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS


The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 9

TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.


     - Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.


     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution schedule before you invest.

     -    Special rules apply to UIRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


RESPONSIBILITY FOR FRAUD



Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



DORMANT ACCOUNTS



If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



ACCOUNTS WITH LOW BALANCES



The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account; exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



CHANGES IN INVESTMENT MINIMUMS



At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



JOINT ACCOUNTS



Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



RIGHT TO DELAY ORDERS



The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING



The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders. Such practices include short-term "market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of shareholders. If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.



The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:



The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.


The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.

ITEM 12 DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


BROKERAGE ALLOCATION



The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers of employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31               2010     2009     2008      2007    2006
--------------------------------------------              ------   ------   ------   ------   ------
Net asset value beg. Of period                            $10.52   $ 9.03   $13.56   $14.05   $13.14
                                                          ------   ------   ------   ------   ------
Income From Investment Operations: ***
   Net investment income / (loss)*                         (0.10)   (0.11)   (0.05)   (0.09)   (0.08)
   Net realized and unrealized gains on securities          1.49     1.60    (4.48)    0.59     1.32
                                                          ------   ------   ------   ------   ------
   Total income from investment operations                  1.39     1.49    (4.53)    0.50     1.24
                                                          ------   ------   ------   ------   ------
Distributions:
   Dividends from net investment income                     0.00     0.00     0.00     0.00     0.00

STAAR Larger Company Stock Fund PROSPECTUS                             Page 10

   Distributions from capital gains                         0.00     0.00     0.00    (0.99)   (0.33)
                                                          ------   ------   ------   ------   ------
   Total distributions                                      0.00     0.00     0.00    (0.99)   (0.33)
                                                          ------   ------   ------   ------   ------
Net Asset Value, end of Period                            $11.91   $10.52   $ 9.03   $13.56   $14.05
Total return (%)**                                          13.2%   16.5%    (33.4%)    3.6%     9.4%
                                                          ======   ======   ======   ======   ======
Ratios/Supplemental Data
   Net assets at end of period (in $1000's)               $3,248   $2,922   $2,613   $4,422   $4,488
   Ratio of expenses to average net assets (%)              2.19%    2.30%    1.91%    1.90%    1.84%
   Ratio of net investment income to avg net assets (%)    (0.97%)  (1.15%)  (0.42%)  (0.59%)   (.56%)
   Portfolio turnover rate                                 45.48%   17.08%   15.99%   36.83%   22.95%
   Such Ratios are After Effect of Expenses Waived            --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Larger Company Stock Fund PROSPECTUS                             Page 11

STAAR Larger Company Stock Fund PROSPECTUS                             Page 12

STAAR Larger Company Stock Fund PROSPECTUS                             Page 13

                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

                           STAAR SHORT TERM BOND FUND


                                  Ticker: SITBX

                                   PROSPECTUS
                                   MAY 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Short Term Bond Fund Prospectus                                     Page 1

                                    Contents

FUND SUMMARY                                                                   2
   Investment Objective                                                        2
   Fees & Expenses                                                             2
   Primary Investment Strategies                                               2
   Primary Risks                                                               3
   Performance                                                                 3
   Management                                                                  4
   Purchasing & Selling Shares                                                 4
ADDITIONAL INFORMATION                                                         5
   Investment Strategies & Related Risks                                       6
   Investment Advisor                                                          8
   Dividends, Capital Gains & Taxes                                            8
   Pricing of Shares                                                           8
   Financial Highlights                                                        9
   Shareholder Account Information                                            10
   Statements, Reports & Portfolio                                            11
   Other Rules & Policies                                                     11
BACK COVER - WHERE TO LEARN MORE                                            Back

STAAR Short Term Bond Fund Prospectus                                     Page 2


FUND SUMMARY


INVESTMENT OBJECTIVE: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of
   offering price)                                                          NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other
   Distributions                                                            NONE
Maximum Deferred Sales Charge (Load)                                        NONE
Redemption Fee (as a percentage of amount redeemed)                         NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)

Management Fees                        0.35%
Distribution (12b-1) Fees              0.08%
Other Expenses                         1.37%
                                       ----
Total Annual Fund Operating Expenses   1.80%
                                       ====

EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $183      $566      $975     $2,116


PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 92.33% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher ("investment grade"). In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of the Fund's total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 41.34% of its

STAAR Short Term Bond Fund Prospectus                                     Page 3


assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs. 58.66% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 1.6 years.



PRINCIPAL RISKS OF INVESTING IN THE FUND:The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your money on your investment in the Fund. The principal risks of the Fund include:


Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Bond Market Risks -- Investing in bonds may involve risks that affect the bond markets in general, such as general economic conditions, politics, news events and adverse changes in interest rates.

Interest Rate Changes -- The value of bonds is directly affected by changes in interest rates. When interest rates go down, the value of bonds goes up, and when interest rates rise, the value of bonds goes down. Generally, bonds with shorter maturities are affected less by interest rate changes than those with longer maturities. Income is affected when Interest Rates Change -- The income per share could decrease when interest rates fall.

Default Risks -- If the issuer of a bond finds itself in financial difficulties, it could delay payment on the interest it owes to investors. If an issuer entered bankruptcy, interest payments would likely stop all together and the bondholder would have to wait until the bankruptcy proceedings were concluded to find out how much (if any) of the amount invested would be returned to the investor.

Credit Rating Changes -- Independent organizations rate the creditworthiness of bond issuers. A high rating means the issuer is considered to be sound financially and presents a low risk of default. If an issuer's rating is lowered, this will tend to have a negative impact on a bond's price.


Government Agency Securities -- Debt instruments issued by Government agencies are generally backed by the creditworthiness of the government agency and are not directly backed by the full faith and credit of the U.S. government.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com.


CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001    7.6%
2002    8.4%
2003    5.9%
2004   -0.2%
2005    0.1%
2006    3.5%
2007    4.4%
2008    0.2%
2009    1.8%
2010    0.7%

STAAR Short Term Bond Fund Prospectus                                     Page 4

During the 10-year period shown in the bar chart, the highest return for a quarter was 4.71% (quarter ending 09/30/01) and the lowest return for a quarter was -3.64% (quarter ending 06/30/04).


AVERAGE ANNUAL TOTAL RETURNS
For the periods ending 12/31/10


                                                                                                        Since
                                                                                                      Inception
STAAR Short Term Bond Fund 1                                          One Year   5 Years   10 Years   (05/28/97)
----------------------------                                          --------   -------   --------   ----------
Return Before Taxes                                                     0.67%     2.11%      3.20%       4.11%
Return After Taxes on Distributions*                                    0.44%     1.39%      1.82%       2.51%
Return After Taxes on Distributions and Sale of Fund Shares*            0.37%     1.18%      1.56%       2.18%
Barcap 1-3 year Gov't Index 2 (Reflects  no  deductions  for taxes,
   fees or expenses)                                                    2.40%     4.32%      4.07%       4.66%

* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Distributions representing a return of capital are not subject to income tax. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").

MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Trust is $1,000. The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.

ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

INVESTMENT OBJECTIVES: The STAAR Short Term Bond Fund seeks to create income with an emphasis on safety of principal.

PRINCIPAL INVESTMENT STRATEGIES:

STAAR Short Term Bond Fund Prospectus                                     Page 5


The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. Cash positions will generally be held in one or more money market funds. At the time of purchase, positions must be rated BBB or higher ("investment grade"). In general, it is expected that the average maturity of the portfolio will be between six (6) months and three (3) years the majority of the time. At least 40% of its total assets must be invested in securities issued, guaranteed or otherwise backed by the U.S. government or government agencies. As of 12/31/2010 the Fund had 41.28% of its assets invested in US Government, Government Agency, Government Money Market Funds and FDIC backed CDs. 58.72% was invested in Corporate bonds. The Dollar Weighted Average Maturity was 1.6 years.


The Fund invests, under normal conditions, in a mix of U.S. Government, Government Agency and Corporate debt instruments. These may include U.S. Treasury Notes or Bonds and debt instruments issued by agencies such as the Federal National Mortgage Association, Federal Home Loan Bank, and Federal Farm Credit Bank. Debt instruments issued by companies (corporate bonds) may include Senior and Junior bonds and debentures. Senior issues are secured obligations, which are backed by a legal claim on specific property of the issuer. Junior bonds and debentures are not secured by any collateral.


The Fund's strategy includes a limitation to higher quality debt instruments (bonds). At the time of purchase, instruments will be rated AAA, AA, A or BBB by Standard & Poors Corporation. These top four categories are considered to be "investment grade". If a holding's rating falls below BBB, the advisor will consider the size of the holding and the circumstances causing the lower rating before selling. The advisor may continue to hold a downgraded security if the advisor thinks that either the rating will be revised upward in the future and/or that the bond, if held to maturity is likely to be redeemed at par with all interest payments made.


Under normal market conditions at least 40% of its assets must be invested in securities issued by the U.S. government or government agencies. This emphasis on quality will tend to produce a lower dividend yield than funds that invest more in lower-rated bonds. However, it will also provide greater safety of principal.

Bonds will normally have a maturity of between three (3) months and five (5) years when purchased. The average weighted maturity of the portfolio will be between six (6) months and three (3) years the majority of the time.

The investment strategy includes intent to hold most bonds to maturity and minimize trading unless average maturity considerations, changes in credit quality, market conditions or liquidity requirements make such transactions advisable. This is to keep a stable portfolio base and lower transaction costs. The Fund may increase or decrease its cash position depending on risk management and liquidity considerations.

The Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the advisor evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.

The Fund and its advisors may use derivatives, which are financial instruments that derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

The Fund may purchase derivatives from time-to-time in the form of covered call options or put options. A "put option" is a contract that gives the purchaser the right to sell a particular stock at a certain price prior to the expiration of the contract. A "call option" is a contract that gives the owner the right to purchase a particular stock at a certain price prior to the expiration of the call option. If an option contract is not exercised by either selling or purchasing the underlying stock during its term, the contract expires and the Fund has not further obligations; however the price paid for the contract is not refunded to the purchaser.


The Fund may own other forms of derivatives if they are owned by an acquired mutual fund or ETF. For example, some ETFs, such as certain commodity ETFs and leveraged ETFs, derive their value in part or in total from futures contracts. Also Advisors of other mutual funds owned by the Fund may utilize derivatives and certain risk management techniques, such as currency hedging and may also utilize certain leveraging practices, including utilizing margin. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.


Use of derivatives is intended to be limited to a small percentage of the Fund's assets (5% or less) and is not a primary investment strategy.

In deciding to buy, hold or sell a particular bond, the advisor considers a number of factors. First, the advisor considers the general trend of interest rates to determine whether a longer or shorter maturity is more desirable. Second, the advisor compares differences in yield against quality ratings to determine whether a particular issue is more or less attractive than an alternative. Third, the advisor will consider any call provisions. Fourth, the advisor may consider the bond's price in relation to its maturity or call price. Fifth, the advisor will consider any income tax effects of the transaction. Sixth, the advisor will consider any changes in ratings or the financial condition of the issuers of bonds held in the portfolio.

The Fund may increase or decrease its cash and short-term holdings depending on the manger's evaluation of market conditions, or when anticipated liquidity needs are a concern.

RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

STAAR Short Term Bond Fund Prospectus                                     Page 6

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.

CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.

TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart from its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put' contract when a market or individual security has advanced beyond expectations.

CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.


JUNK BOND RISK: Though the Fund generally does not own "junk bonds," a rating downgrade could result in the Fund holding a position classified as "junk." Junk bonds expose investors to higher volatility and greater risk of default. Ratings range from AAA (S&P) and Aaa (Moody's) to D (S&P) and C (Moody's). A rating below BBB- and Baa- respectively signals non-investment grade or "junk" bond status.



DERIVATIVES: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets


PORTFOLIO HOLDINGS

A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently se at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.


Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities. Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

STAAR Short Term Bond Fund Prospectus                                     Page 7

the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable.


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

STAAR Short Term Bond Fund Prospectus                                     Page 8

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASES



     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks.


EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


     If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.



REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading.

STAAR Short Term Bond Fund Prospectus                                     Page 9


If you are contemplating a large redemption, please call Shareholder Services in advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.



Good Order



     We reserve the right to delay transaction instructions that are not in "good order." Good order is by phone, written and signed Letter of Instruction
(LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must...



     1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.



     2.   Include the Fund name and account number.


     3. Include the amount of the transaction in terms of shares or dollars or percentages.


     4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.


     The STAAR Investment Trust reserves the right to revise these requirements without notice.



Trade Date


The trade date for any transaction requested will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.



TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.



DIVIDENDS, CAPITAL GAINS AND TAXES


FUND DISTRIBUTIONS


The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you amy have them automatically reinvested in more shares of the Fund.


TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions wil vary from year to year depending on the actual selling activity of the Fund.

     - Any sale of Fund shares or exchange of Fund shares from one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution schedule before you invest.

     -    Special rules apply to UIRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


Responsibility for Fraud



     Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



Dormant Accounts



        If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



Accounts with Low Balances



     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



Changes in Investment Minimums



     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



Joint Accounts



     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



Right to Delay Orders



     The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



     The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING



     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely affect the Fund and its shareholders. Such practices include short-term "market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of shareholders. If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.



The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:



The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive trading, or whose trading may be disruptive to the Fund. In making this judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.



The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.


DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your

STAAR Short Term Bond Fund Prospectus                                    Page 10

investment and may cost you more than paying other types of sales charges.


BROKERAGE ALLOCATION



The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

SELECTED PER-SHARE DATA YEAR END DECEMBER 31                       2010     2009      2008     2007     2006
                                                                  ------   ------   -------   ------   ------
Net Asset Value beg. of period                                    $ 9.23   $ 9.21   $  9.38   $ 9.30   $ 9.21
                                                                  ------   ------   -------   ------   ------
Income From Investment Operations: ***
    Net investment income                                           0.05     0.10      0.17     0.31     0.28
    Net realized and unrealized gains on securities                 0.01     0.06     (0.15)    0.10     0.04
                                                                  ------   ------   -------   ------   ------
    Total income from investment operations                         0.06     0.16      0.02     0.41     0.32
                                                                                                       ------
Distributions:
    Dividends from net investment income                           (0.06)   (0.14)    (0.19)   (0.33)   (0.23)
    Return of Capital                                              (0.21)
    Distributions From capital gains                                   0     0.00      0.00     0.00     0.00
                                                                  ------   ------   -------   ------   ------
    Total Distributions                                            (0.27)   (0.14)    (0.19)   (0.33)   (0.23)
Net Asset Value, end of period                                    $ 9.02   $ 9.23   $  9.21   $ 9.38   $ 9.30
Total Return (%)*                                                   0.67%     1.8%      0.2%     4.4%     3.5%
                                                                  ======   ======   =======   ======   ======
Ratios/Supplemental Data
    Net Assets at end of period (in $1000's)                      $1,687   $3,201   $ 3,690   $1,358   $1,494
    Ratio of Expenses to Average Net Assets (%) **                  1.80%    1.82%     1.58%    1.41%    1.12%
    Ratio of Net Investment Income (Loss) to Avg Net Assets (%)     0.51%    1.11%     1.87%    3.33%    3.04%
    Portfolio Turnover Rate                                        92.33%   78.72%   115.00%   41.49%   11.79%
    Such Ratios are After Effect of Expenses Waived                   --       --        --       --   $ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.





                                   [TO COME]

STAAR Short Term Bond Fund Prospectus                                    Page 12

STAAR Short Term Bond Fund Prospectus                                    Page 12

STAAR Short Term Bond Fund Prospectus                                  Back Page

                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

                           STAAR SMALLER COMPANY STOCK FUND

                                  Ticker: SITSX

                                   PROSPECTUS
                                   May 1, 2011

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

STAAR Smaller Company Fund PROSPECTUS                                     Page 1

                                    Contents

FUND SUMMARY                                  2
   Investment Objective                       2
   Fees & Expenses                            2
   Primary Investment Strategies              2
   Primary Risks                              3
   Performance                                3
   Management                                 4
   Purchasing & Selling Shares                4
ADDITIONAL INFORMATION                        5
   Investment Strategies & Related Risks      6
   Investment Advisor                         8
   Dividends, Capital Gains & Taxes           8
   Pricing of Shares                          8
   Financial Highlights                       9
   Shareholder Account Information           10
   Statements, Reports & Portfolio           11
   Other Rules & Policies                    11
BACK COVER - WHERE TO LEARN MORE           Back

STAAR Smaller Company Fund PROSPECTUS                                     Page 2



FUND SUMMARY




INVESTMENT OBJECTIVE: The STAAR Smaller Company Fund purues growth of investors' capital through investing mostly in other funds that invest in small and smaller mid-sized companies and directly in stocks of small and smaller mid-sized companies.


FEES AND EXPENSES: The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund:

SHAREHOLDER FEES
(fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases
   (as a percentage of offering price)                NONE
Maximum Sales Charge (Load) Imposed on Reinvested
   Dividends and other Distributions                  NONE
Maximum Deferred Sales Charge (Load)                  NONE
Redemption Fee (as a percentage of amount redeemed)   NONE

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)



Management Fees                        0.90%
Distribution (12b-1) Fees              0.01%
Other Expenses                         1.25%
Acquired Fund Fees & Expenses         0.99%
                                       ----
Total Annual Fund Operating Expenses   3.15%
                                       ====





EXAMPLE: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year   3 Years   5 Years   10 Years
------   -------   -------   --------
 $318      $971     $1,649    $3,457

Note: Above examples assume maximum expenses. Actual were lower.

PORTFOLIO TURNOVER: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 12.96% of the average value of its portfolio.

INVESTMENTS, RISKS AND PERFORMANCE


PRINCIPAL INVESTMENT STRATEGIES: This is a fund of funds that invests primarily in shares of other mutual funds and exchange trades funds (ETFs). The Adviser seeks out funds that invest in stocks of small companies with market capitalization of under $1 billion and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. The Fund's investments represent a broad mix of industries. Depending on market conditions and trends, the Advisor may weight the overall portfolio mix to higher or lower market capitalization and sectors with a mix of growth and value management styles, sometimes called a "blend" style. The Fund is considered non-diversified in that under normal conditions 80% or more of its total assets are invested in other mutual funds or exchange traded funds (ETFs).

STAAR Smaller Company Fund PROSPECTUS                                     Page 3











PRINCIPAL RISKS OF INVESTING IN THE FUND: The risks associated with an investment in the Fund can increase during times of significant market volatility. There is the risk that you could lose all or a portion of your investment in the Fund. The principal risks of the Fund include:


Management Risk -- There is a risk that the adviser's research, analysis techniques and strategies used by the investment adviser and/or the investment adviser's selection of securities may fail to produce the intended results.

Market Risk -- While stock markets have historically performed better than other asset classes over long time periods, they also have experienced more extreme ups and downs (volatility). Regardless of the condition of any single company, the value of its stock may go down when the general market goes down.

Investment Risks -- Regardless of the direction of the overall market, an individual company can experience financial difficulties or even bankruptcy. Problems with individual companies can adversely affect the Fund's value even in an "up" market.


Smaller Companies -- Small Companies may be more vulnerable to competetive risks and may not have as much financial resources as large companies. Stocks of small companies also tend to have greater price volatility, may trade in lower volume and be less liquid.



Risks of Investing in Funds -- There are certain risks associated with the character and mechanics of mutual funds. Shareholders do not control investment transactions and decisions made by managers determine performance. Transactions can cause taxable distributions that are passed through to shareholders. Investors in the Fund indirectly pay the expenses of underlying funds.


SHARES OF THE FUND WILL CHANGE IN VALUE AND YOU COULD LOSE MONEY BY INVESTING IN THE FUND. IT IS POSSIBLE THAT THE FUND MAY NOT ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF A BANK AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY.


ANNUAL TOTAL RETURNS: The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of a relevant market index, which has investment characteristics similar to those of the Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available on the Fund's website at www.staarfunds.com



CALENDAR YEAR RETURNS AS OF DECEMBER 31, 2010

2001     0.8%
2002   -17.4%
2003    41.2%
2004    12.7%
2005     5.2%
2006    14.2%
2007    -3.4%
2008   -34.9%
2009    25.8%
2010    20.8%

STAAR Smaller Company Fund PROSPECTUS                                     Page 4


During the 10-year period shown in the bar chart, the highest return for a quarter was 17.56% (quarter ending 06/30/09) and the lowest return for a quarter was -22.67% (quarter ending 12/31/08).

AVERAGE ANNUAL TOTAL RETURNS


For periods ended 12/31/10


                                                                                                          Since
                                                                                                10      Inception
STAAR SMALLER COMPANY FUND                                                One Year   5 Years   Years   (05/28/97)
--------------------------                                                --------   -------   -----   ----------
Return Before Taxes                                                        20.82%      1.78%    4.28%     6.48%
Return After Taxes on Distributions*                                       20.82%     -0.75%    3.14%     5.30%
Return After Taxes on Distributions and Sale of Fund Shares*               17.70%      0.61%    2.95%     4.91%
Russell 2000 Index (Reflects no deductions for taxes, fees or expenses)    26.85%      4.47%    6.33%     6.93%


* After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. Furthermore, the after-tax returns are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or Individual Retirement Accounts ("IRAs").


MANAGEMENT

INVESTMENT ADVISER: STAAR Financial Advisors, Inc. is the investment adviser (the "Adviser") for the Fund.

PORTFOLIO MANAGER: J. Andre Weisbrod has served as the Fund's portfolio manager since 1996. Mr. Weisbrod is the President and CEO of the Advisor and a Director of the STAAR Investment Trust.


PURCHASE AND SALE OF FUND SHARES: The minimum initial amount of investment in the Fund is $1,000. The entire amount may be invested in the Fund or may be split among one or more of the STAAR Funds subject to a $50 minimum per Fund. Subsequent investments in the Fund will be subject to a $50 minimum per Fund. Investors may purchase, exchange or redeem Fund shares on any business day by mail, to Mutual Shareholder Services, LLC, 8000 Town Centre Dr, Broadview Heights, OH 44147, or by telephone at 1-888-717-8227.



TAX INFORMATION: The Fund's distributions will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. A sale or exchange of Fund shares is a taxable event, which means you may have a capital gain to report as income, or a capital loss to report as a deduction on your federal tax return.


PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES: If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary's Web site for more information.


ADDITIONAL INFORMATION ABOUT THE FUNDS' STRATEGIES AND RISKS


INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES, RELATED RISKS AND DISCLOSURE OF PORTFOLIO HOLDINGS

STAAR Smaller Company Fund PROSPECTUS                                     Page 5


INVESTMENT OBJECTIVES: The STAAR Smaller Company Fund pursues growth of investors' capital through investing mostly in other funds and a selection of individual stocks of small and smaller mid-sized companies.

PRINCIPAL INVESTMENT STRATEGIES:


This Fund is a fund of funds that pursues its investment objectives primarily by investing in the shares of other mutual funds, including exchange-traded funds ("ETFs"). The Advisor seeks out registered funds and ETFs that it believes have a history of superior performance, an investment objective which fits into the Fund's mix of holdings, and reasonable fees and expenses. The Advisor attempts to own shares of funds with a variety of management styles.

The Fund's investments primarily consist of the shares of other funds that own stocks of small companies with market capitalization (size) of $1 billion or less and smaller mid-cap stocks having market capitalization between $1 billion and $3 billion. Depending on market conditions and trends, the Adviser weighs the overall portfolio mix of shares the Fund owns to higher or lower concentrations of sectors or industries. Depending on market conditions and trends, the Advisor may weight the styles toward either growth or value.

In deciding to buy, hold or sell a particular mutual fund or individual security, the Advisor considers a number of factors. The Advisor examines general economic and market trends and their possible effect on a fund or individual security. The Advisor evaluates trends and price movements of the companies and industries in which the fund is invested. If a holding fails to perform up to expectations, it may be sold.

The Advisor seeks to avoid active and frequent trading of portfolio securities to achieve its principal investment strategies. However, frequent trading may be necessary under certain circumstances such as volatile market conditions or unusual shareholder redemptions. To the extent trading is more frequent, portfolio turnover could increase and short-term gains may be realized that would be passed through to shareholders and for which taxes could be owed at ordinary income rates.

The Advisor may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political, or other conditions. The Fund may increase or decrease its cash and short-term holdings depending on the Advisor's evaluation of market conditions, or when anticipated liquidity needs are a concern. To the extent such temporary positions are employed the Fund may not be able to fulfill its objective for a period of time.


RELATED RISKS: There are risks associated with investing in the Fund, and it is possible to lose money. Previously, principal risks were outlined. Additional considerations include:

MARKET BEHAVIORS: Markets go up and down. Generally, some markets are more volatile than others, including smaller companies and emerging markets. There is always a risk that an individual security or a sector or entire market will decline in price, creating a loss for an investor. Foreign stock markets may be riskier than U.S. markets.

COUNTRY, REGION AND CURRENCY Risks: Political upheaval, natural disasters or financial crises can affect a country or a region adversely, causing declines in their respective markets. In addition, companies in foreign nations are not subject the same accounting and regulatory requirements as are firms in the U.S. These factors along with longer-term trends in a nation's financial strength can adversely affect a country's currency value compared to other countries. Not only are the Fund's investments in overseas securities affected by these factors; U.S. firms doing business overseas are affected by these factors.

INVESTMENT MANAGEMENT: The Advisor is responsible for the selection and allocation of the Fund's investments. Its decisions can affect the performance of the Fund apart from general market conditions and trends thereby causing the Fund to under perform its comparison benchmark(s) or other funds with similar objectives.

CASH MANAGEMENT: As part of its overall strategy, the Fund's management may increase or decrease its cash positions. The use of cash can adversely affect a fund's performance if too much is held during market advances. Generally the Fund employs one or more money market funds to hold cash. These funds carry their own risks common to such funds, and may under perform other funds with similar objectives.


Derivatives: Derivatives are financial instruments whose value is based on (derived) the value of a financial asset (such as stocks, bonds or currency), a physical asset (such as gold or silver or wheat) or a market index (such as the Dow Jones Industrial Average). Investments in derivatives entail risks that can be different from and potentially greater than those of the underlying assets.


TEMPORARY INVESTMENTS: The Fund may take temporary positions that depart form its normal investment strategies and policies when such positions are believed to be in the Fund's best interest. Examples include taking higher than normal cash positions, i.e. 20% or more of the Fund's assets or option contracts designed as "portfolio insurance." An example of portfolio insurance would be purchasing a "put" contract when a market or individual security has advanced beyond expectations.

CHANGES IN TAX LAWS: Legislation can be introduced by both the state and Federal governments and legislatures, which if enacted, could adversely affect taxation of investment earnings.

PORTFOLIO HOLDINGS

STAAR Smaller Company Fund PROSPECTUS                                     Page 6

A list of the Fund's portfolio securities is available in the Fund's SAI (Statement of Additional Information) and Annual or Semi-Annual Reports. These may be obtained from Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR) or at www.staarfunds.com. The Fund's schedule of portfolio holdings are also filed for the first and third quarters each fiscal year on Form N-Q, which is available on the Securities & Exchange Commission's website at http://www.sec.gov. Each Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Or the information on Form N-Q may be obtained from Shareholder Services Information regarding any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

The Adviser, STAAR Financial Advisors, Inc. is located at 604 McKnight Park Dr, Pittsburgh, PA 15237. J. Andre Weisbrod has served as portfolio manager and/or investment adviser to corporations, individuals, pension and profit-sharing plans and endowment funds since 1989. As of December 31, 2010 the Adviser had assets under management totaling over $30 million. Under the terms of an investment advisory agreement, the Fund pays the Adviser an investment management fee based on a percentage of average net assets. It also pays a fee for additional services in the areas of compliance, shareholder services and accounting assistance. These rates are currently se at .90% and .10% annualized respectively. The board of trustees reviews the agreement(s) with the Advisor annually or more often if appropriate. A discussion regarding the basis of the Fund's Board of Trustees' (the "Board of Trustees") approval of the Advisory Agreement is available in the Fund's Semi-Annual Report to Shareholders for the period ended June 30.

Mr. Weisbrod has been a registered investment adviser since 1989. He has served as the Fund's portfolio manager since the Fund's inception. As of the date of this Prospectus, the Adviser is under contract to provide investment management and advice to individual and institutional clients, in addition to the Fund. The Adviser is registered with the SEC under the Investment Advisers Act of 1940, as amended. Mr. Weisbrod is the President and Director of the Adviser and is the principal in charge of all of its investment management and research activities.


Mr. Weisbrod holds a bachelors degree in Graphic Design from Ohio University. The SAI provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager and the portfolio manager's ownership of securities in the Fund.


THE FUND AND THE STAAR INVESTMENT TRUST - The Fund is a member of the STAAR group of six mutual funds. All of the Funds share in the expenses associated with managing and administrating the Funds. Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense. The Funds are owned by the shareholders and a board of trustees oversees the management and administration of the Funds.

SHAREHOLDER INFORMATION

PRICING OF SHARES

The Net Asset Value (NAV) of a share of each Fund is calculated based on the closing price of securities on each day that the New York Stock Exchange is open (normally 4:00 P.M. eastern time). The NAV is determined by dividing the total of each Fund's net assets by the total number of outstanding shares of each Fund. The Funds' Net Asset Values will not be computed for any days on which the market is closed, including national holidays (generally New Year's Day, Martin Luther King Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas).

The value of mutual funds held by any of the Funds will be that value provided by such funds according to the methods used by those funds. Because of possible delays obtaining final pricing information regarding other mutual funds, the calculation of the NAV of each of the Trust's Funds will generally be completed the morning of the next business day. Therefore, should any of the Funds be listed in newspapers, it is likely that the prices reported in the newspapers will lag the Funds' actual prices by one day.

The Trust can take no responsibility for errors by other mutual funds in reporting their net asset values or by third party sources used for pricing.

Fair Value Pricing: The board of Trustees has developed procedures that utilize fair value pricing when any assets for

STAAR Smaller Company Fund PROSPECTUS                                     Page 7


which reliable market quotations are not readily available or may be stale. Fair pricing is defined as the amount an owner might reasonably expect to receive upon the current sale of a security. As a practical matter, the issue rarely if ever arises for the Fund because of the nature of the Fund's investments, which are purchased and sold in markets and funds that are either continuously priced during the day ore priced at the close of market trading.

BUYING SHARES

By Mail

     You may open an account using the written application form. Legible photocopies of the application form are acceptable if you desire to open more than one account. Special applications are needed for certain retirement accounts such as Traditional IRAs and Roth IRAs. These forms may be obtained through Shareholder Services.

     Mail the application with your check made payable to "STAAR Investment Trust" to the Shareholder Services address listed on the inside back cover of this prospectus. Do not forget to indicate on the Application the amounts or percentage of your check to be put in each Fund. Third party checks are not accepted except under special circumstances where approval is given by Shareholder Services and/or the Transfer Agent.

Through Your Registered Investment Representative

     Your representative can help you with forms and the processing of your check.

By Wire

     Call Shareholder Services for availability and instructions.

By Payroll Deduction

     You may be able to purchase shares through an Employer-Sponsored Plan.

NOTE: You are responsible for any losses or fees incurred by the trust or its Advisor or Transfer Agent or Custodian if an order is canceled because a check does not clear, and such costs may be deducted from your account.


NEW ACCOUNTS



     We are required by law to obtain minimum personal or institutional information that we use to verify your identity. If you do not provide the information we may not be able to open an account for you. If we are unable to verify your identity or discover that any identity information is false, we reserve the right to close your account and/or take any other steps, as we deem reasonable


MINIMUM INITIAL INVESTMENT

Regular Accounts (by mail or in person): $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund. The $1,000 minimum may be satisfied by multiple accounts held by the same investor or members of his or her immediate family who reside with him or her.

IRA Accounts: $1,000 to the entire Trust, which may be split among the Funds subject to a $100 minimum per Fund.

The Trust reserves the right to waive or reduce the minimum initial and additional investments for certain investors, including employer-sponsored retirement plans.

ADDING TO YOUR INVESTMENTS

By Mail

     You may add to your investment at any time by mailing a check payable to "STAAR Investment Trust" to Shareholder Services. You may use the convenient tear-off form on your statements or provide written instructions including the account number. Be sure to specify the amounts that should credited to each Fund. If no instructions are received, allocation of your check will be made according to the most recent allocation instructions received.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.

By Automatic Investment Plan

     You may establish an Automatic Investment Plan by filling out the appropriate form, which you may obtain from Shareholder Services. An Automatic Investment Plan authorizes direct monthly deposits from your bank account.

     Minimum Amounts: Additional investments to regular accounts must be no less than $50 per Fund. If the total amount of the check is insufficient to meet the per Fund minimum, the deposit will be made in order of the largest Fund allocation according to the most recent allocation instructions received.


CHECK PURCHASES



     All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. The STAAR Funds do not accept cash, travelers checks, money orders or checks not made out to the STAAR Investment Trust. If a check is returned for insufficient funds, the purchase will be cancelled and a reasonable fee may be assed by the Fund. In addition, if the Fund suffers a loss due to the cancelled transaction, we may charge you the difference. The STAAR Funds do not accept future-dated checks


EXCHANGING SHARES

     You may exchange shares of one Fund for another either by phone or by signed instructions mailed or faxed to Shareholder Services.

STAAR Smaller Company Fund PROSPECTUS                                     Page 8

SELLING SHARES

     You can sell your shares on any day the Trust is open for business. Generally, you can sell up to $40,000 total from any Fund or combination of Funds over the phone or by a signed letter delivered to Shareholder Services. Be sure to include the signatures of all registered owners as on the original application or any subsequent change of authorized signatures. However, to protect you and the Trust, we may require written instructions with a signature guarantee for each owner if:

     You are selling more than $40,000 worth of shares.

     You want to have proceeds paid to someone who is not a registered owner.


     You want to have the proceeds sent to an address other than the address of record.


     You have changed the address on your account by phone within the last 15 days.

     You may also redeem your shares through a broker-dealer if your shares are held through a broker-dealer account. In this case you must call your broker-dealer who will then execute your trade instructions. A broker-dealer may impose a separate fee for such transactions.

     Your redemption will be calculated at the share price equal to the Net Asset Value at the end of the day your request is received if it is received by Shareholder Services before 4:00 P.M. (Eastern Time), or before the market close, if earlier. (If the market closes earlier, the NAV will be calculated as of the actual closing time. If the request is received after such closing time, even if before 4 PM, you will receive the next day's closing price.) If the request is received after such time or on a day the Trust is not open for business, it will be processed as of the close of the next business day. Requests placed on your behalf by an authorized broker-dealer will be treated as if you made the request personally.

     Your redemption check will generally be mailed to you via first-class mail within seven days after we receive your request in proper form. We will use Priority Mail or Overnight Mail if requested, but your account will be charged for this service.


If you want to sell shares recently purchased by check or bank draft, your redemption proceeds may be held by us until your check or draft has cleared, which could take up to fifteen days from the purchase date.



REDEMPTION FEES AND RESTRICTIONS: The Funds currently do not charge a fee for normal redemptions. However any costs due to special handling requests other than normal mail will be deducted from the account or from the redemption proceeds if the account is being closed. Furthermore, where the Funds experience frequent trading by any account or groups of accounts that could potentially harm performance, the Funds may impose restrictions on trading. If you are contemplating a large redemption, please call Shareholder Services kin advance. This allows the managers to plan any needed transactions and avoid disruptive effects to the Fund.



GOOD ORDER



     We reserve the right to delay transaction instructions that are not in "good order." Good order involves verification of identity by phone, written and signed Letter of Instruction (LOI) delivered via mail or fax, or by email with signature imbedded or LOI attached as a pdf document. To be in good order, instructions must



1. Be provided by person(s) authorized on the account in accordance with STAAR's policies to access the account and request transactions.


2.      Include the Fund name and account number.


3. Include the amount of the transaction in terms of shares or dollars or percentages.



4. Signature guarantees or other supporting documents that the type of transaction might require, which can vary depending on the amounts and types of accounts.



The STAAR Investment Trust reserves the right to revise these requirements without notice.


Trade Date

The trade date for any transaction requested in good order will depend on the day and time the request is received by Shareholder Services and the time and manner in which you pay (for a purchase). Your transaction will be executed only on days that the New York stock Exchange is open for trading (a business day). The trade will be executed at the NAV calculated at the close of the business day the order is received or the next business day if the order is received on a day the NYSE is not open. Orders received prior to 4 PM on a business day will be credited on that date.


TIME LIMITS FOR CREDITING PURCHASES, EXCHANGES AND REDEMPTIONS



Orders received in good order before the close of the New York Stock Exchange (generally 4:00 PM, Eastern Time) will be credited at the closing share price on that day. Otherwise, the transaction will be processed at the closing share price on the next trading day.


DIVIDENDS, CAPITAL GAINS AND TAXES

FUND DISTRIBUTIONS


The Fund distributes its net income (interest and dividends less expenses) as well as any net capital gains realized from the sale of securities owned. Distributions are normally paid annually in December. You may receive distributions in cash or you may have them automatically reinvested in more shares of the Fund.

STAAR Smaller Company Fund PROSPECTUS                                     Page 9











TAXES: Each year you will receive a 1099 form showing the tax status of any distributions. Of course, qualified plans such as IRAs as well as certain other entities such as charitable organizations may have no tax obligations in the year of the distribution(s). Investors in taxable accounts should be aware of the following:

     -    Distributions are taxable whether reinvested or not.

     - Distributions declared in December but not paid until January are taxable as if received in December.

     - You may be eligible for reduced taxes on certain "qualified dividends" and long-term capital gains (gains on securities held longer than 1 year).

     - Capital gains distributions will vary from year to year depending on the actual selling activity of the Fund.

     - Any sale of Fund shares or exchange of Fund shares form one fund to another in a taxable account is treated as a sale that needs to be reported on your tax return.

     - Distributions generated by the Fund as well as sales or exchanges you initiate may be subject to state and local income taxes.

     - If you invest in shares of the Fund in taxable account near to a distribution date, you can "buy a dividend," meaning you could owe more in taxes than you would if you waited until after the distribution date. It is advisable to check a fund's distribution scheduyle before you invest.

     -    Special rules apply to UIRAs and other deferred accounts.

     - You should consult your professional tax advisor regarding how investing in the Fund may affect your taxes.

BACKUP WITHHOLDING: By law, the Fund administrators must withhold 28% of any taxable distributions or redemptions from your account if you do not provide us with your tax ID number, certify that the number is correct and confirm that you are not subject to backup withholding or if the IRS instructs us to do so.

FOREIGN INVESTORS: Generally Fund shares are not sold outside the United States. Foreign investors who might buy shares in the U.S. should be aware that U.S. withholding and estate taxes might apply to your investment in the Fund.

INVALID ADDRESS: If a distribution or capital gain check is returned as undeliverable, the distribution amount will be automatically reinvested and all future distributions will be reinvested until you provide a valid address and instruct distributions to be paid in cash and mailed to the valid address.


RESPONSIBILITY FOR FRAUD



                Neither the Fund nor its directors or service companies will be responsible for any account lasses due to fraudulent activities if we reasonably believe that the person transacting business on an account is authorized to do so. You should carefully review your statements and notify Shareholder Services immediately regarding any transactions that you believe to be unauthorized.



DORMANT ACCOUNTS



                If an account has no activity for a period of time, the Fund may be required to transfer it to a state under its abandoned property law.



ACCOUNTS WITH LOW BALANCES



     The Trust reserves the right to close accounts with balances low enough to cause extra expense, which would be detrimental to other shareholders. Generally, this applies to any Fund account with a balance less than $500 in any one Fund. If the Trust elects to exercise this right, and if your account falls into this category, a letter will be mailed to you giving you the option of adding to your account, exchanging shares of the Fund for shares in another Fund to meet the minimum, or closing it within 30 days.



CHANGES IN INVESTMENT MINIMUMS



     At any time, the Trust may change its investment minimums or waive minimums for certain types of purchases.



JOINT ACCOUNTS



     Where two individuals are registered as owners, the Trust will designate the ownership as "joint tenants with rights of survivorship" unless specified otherwise. All registered owners must agree in writing to any ownership changes.



RIGHT TO DELAY ORDERS



     The Trust reserves the right to delay purchase, exchange or redemption orders which it considers not properly requested or where there is some doubt as to whether the proper owner has made the request, where a required signature guarantee is not provided or where the order is received on a day the markets are closed or emergency conditions exist as allowed by Section 22 of the 1940 Securities Act.



     The Fund reserve the right to stop selling Fund shares or reject any purchase request at any time and without notice, including, but not limited to, purchases requested by exchange from any other STAAR Fund. This also includes the right to reject any purchase request because of a past history of frequent trading by the investor or because the purchase may negatively affect a fund's operations or performance.



FREQUENT TRADING AND MARKET TIMING



     The Fund has adopted certain policies to guard against individuals or institutions that might try to engage in trading practices that could adversely
affect the Fund and its shareholders.   Such practices include short-term
"market timing" trades and "time zone arbitrage. The Fund managers do not knowingly accommodate frequent traders. Nor does it knowingly accommodate investors trying to anticipate and take advantage of international events that could affect currency values, thereby gaining a short-term advantage based on closing valuations in a fund. However, there is no assurance that the Fund manager or shareholder services provider will be able to detect or prevent frequent trading or market timing in all circumstances. The Fund has the right to refuse any trades that the managers think could harm the majority of
shareholders.   If you are a market timer or engage in time zone arbitrage, do not use this Fund or any other STAAR Investment Trust Fund.



The Board of Trustees has adopted policies and procedures to guard against frequent trading abuses by shareholders. Tools to combat frequent trading include the following:



The Funds discourage excessive, short-term trading and other abusive trading practices that may harm the Fund's performance. The Funds are intended for long-term investors. Short-term traders who engage in frequent purchases and redemptions can disrupt a fund's investment program and create additional transaction costs that are borne by all fund shareholders.



The Funds use a variety of techniques to monitor and detect abusive trading practices, and may change these techniques from time to time as determined by the Funds in their sole discretion. The Funds reserve the right to reject any purchase order from any person the Fund believes has a history of abusive
trading, or whose trading may be disruptive to the Fund.   In making this
judgment, the Funds may consider trading done in multiple accounts that are under common control. Although the Funds try to identify and restrict frequent trading, in instances in which the Fund receives orders through financial intermediaries it is very difficult to know or detect frequent trading. Accordingly, the Fund also monitors the procedures and policies in place at such intermediaries in order to protect Fund shareholders from abusive short-term trading.



Information regarding the policies of any underlying funds that the Funds might hold can be found in those funds' prospectuses and reports as filed with the Securities and Exchange Commission.



The Board of Trustees has adopted policies and procedures on the following, which may be obtained from the Advisor at no charge or on the Funds' Internet site at www.staarfunds.com: Proxy Voting Policy and Fair Value Pricing Policy. In addition the board periodically monitors Fund activities to protect shareholders from abusive trading, conflicts of interest and other activities or issues that could adversely affect shareholders.



The Board of Trustees annually reviews the Investment Portfolio Manager's agreement and the managers ownership of securities owned in the Fund(s)' portfolios. Additional information and/or discussion on this may be found in the Annual and Semi-annual reports of the Funds. The Board also reviews the compensation and other accounts managed by the Portfolio manager(s). Additional information may be found in the Statement of Additional Information.


ITEM 12 DISTRIBUTION ARRANGEMENTS

SALES LOADS: The Fund does not impose any Sales Loads (Charges) on the purchase or redemption of shares or on distributions, whether reinvested or not.

12B-1 FEES: The Fund has adopted a plan under rule 12b-1 that allows the Fund to pay distribution fees for the sale and distribution of its shares and/or services provided to shareholders. The maximum fee is .25%. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.


BROKERAGE ALLOCATION



The Trustees and/or Manager may select brokers who execute purchases and sales of each Fund's securities and provide other brokerage and research services. The Funds are authorized to pay commissions to such brokers in excess of that which might be obtained with other brokers in recognition of services provided. Where a Fund owns other mutual funds, and such funds pay 12b-1 fees, these fees may be paid to brokers as part of their compensation. In 2010 Scottrade received 100% of such commissions. The Trustees may authorize use of a broker-dealer that may have a relationship with officers or employees of the Advisor, whereby commissions and 12b-1 compensation can be paid to such officers or employees. No such arrangements existed during the past fiscal year.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment

STAAR Smaller Company Fund PROSPECTUS                                    Page 10


in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by Carson & Co., LLC, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report, which is available upon request.

                                                              2010     2009     2008     2007     2006
                                                             ------   ------   ------   ------   ------
Selected Per-Share Data Year End December 31
   Net asset value beg. Of period                            $ 9.32   $ 7.41   $11.38   $13.87   $14.85
                                                             ------   ------   ------   ------   ------
   Income From Investment Operations: ***
      Net investment income / (loss)*                         (0.15)   (0.13)   (0.11)   (0.14)   (0.17)
      Net realized and unrealized gains on securities          2.09     2.04    (3.86)   (0.33)    2.26
                                                             ------   ------   ------   ------   ------
      Total income from investment operations                  1.94     1.91    (3.97)   (0.47)    2.09
                                                             ------   ------   ------   ------   ------
   Distributions:
      Dividends from net investment income                     0.00     0.00     0.00     0.00     0.00
      Distributions from capital gains                        (0.00)   (0.00)   (0.00)   (2.02)   (3.07)
                                                             ------   ------   ------   ------   ------
      Total distributions                                     (0.00)   (0.00)   (0.00)   (2.02)   (3.07)
                                                             ------   ------   ------   ------   ------
   Net Asset Value, end of Period                            $11.26   $ 9.32   $ 7.41   $11.38   $13.87
   Total return (%)**                                          20.8%    25.8%   (34.9%)   (3.4%)   14.2%
                                                             ======   ======   ======   ======   ======
   Ratios/Supplemental Data
      Net assets at end of period (in $1000's)               $3,477   $2,824   $2,188   $4,041   $4,850
      Ratio of expenses to average net assets (%)              2.16%    2.31%    1.96%    1.92%    1.83%
      Ratio of net investment income to avg net assets (%)    (1.52)%  (1.68)%  (1.17)%  (0.98)%  (1.06)%
      Portfolio turnover rate                                 12.96%   14.03%   16.27%   40.26%   37.46%
      Such Ratios are After Effect of Expenses Waived            --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.


** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

STAAR Smaller Company Fund PROSPECTUS                                    Page 11

STAAR Smaller Company Fund PROSPECTUS                                    Page 12

STAAR Smaller Company Fund PROSPECTUS                                  Back Page


                               WHERE TO LEARN MORE

Mailing Address: STAAR Investment Trust, 604 McKnight Park Dr., Pittsburgh, PA 15237.

Shareholder Services: Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 * 1-888-717-8227 (1-888-71STAAR)

E-mail Address: staarbase@staarfunds.com

Web Site: www.staarfunds.com

Statement of Additional Information (SAI)

     You may request the SAI, which contains more detailed information on all aspects of the Trust. A current SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated by reference into this prospectus.

Annual and Semi-Annual Reports

     Additional information about the Funds' investments is available in the Trust's annual and semi-annual Reports to shareholders. In the Trust's annual or semi-annual report you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performances during their last fiscal year or semi-annual period.

     The SAI, reports and other information about the Funds can be obtained at no charge from Shareholder Services at 1-888-717-8227. Or you may call STAAR Financial Advisors, Inc. at 1-800-332-9076, PIN 3370, or write to the address above. The information requested will be mailed to you within 3 business days from the time the request is received by Shareholder Services.

     The SAI, reports and other information about the Funds can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. They may also be obtained or by calling the Commission's Public Reference Room (1-800-SEC-0330) or on the Commission's Internet Web Site at www.sec.gov. Copies of this information may also be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington, DC 20549-6009.

Investment Company act File Number 811-09152

Security & Exchange Commission Public Reference Room: 800-SEC-0330

Item 14 - COVER PAGE AND TABLE OF CONTENTS

                                     PART B
                       STATEMENT OF ADDITIONAL INFORMATION
                           THE STAAR INVESTMENT TRUST

                        AltCat Fund (ACF) - Ticker: SITAX
                     General Bond Fund (GBF) - Ticker: SITGX
                    International Fund (INTF) - Ticker: SITIX
                Larger Company Stock Fund (LCSF) - Ticker: SITLX
                   Short Term Bond Fund (STBF) - Ticker: SITBX
                Smaller Company Stock Fund (SCSF) - Ticker: SITSX

                                                  STAAR Financial Advisors, Inc.
  Mutual Shareholder Services                         (Advisor to the Trust)
    8000 Town Centre Drive                            604 McKnight Park Drive
   Broadview Heights OH 44147                          Pittsburgh, PA 15237
1-888-717-8227 (1-888-71STAAR)                            (412) 367-9076

     This Statement of Information is not a prospectus. It relates to the Prospectus of the Staar Investment Trust (the "Trust") dated May 1, 2010, as supplemented from time to time.

     This Statement of Additional Information should be read in conjunction with the Prospectus. The Trust's Prospectus can be obtained by writing to Shareholder Services at the above address or by calling the toll free number above.

The prospectus and annual/semi-annual reports may be incorporated into this SAI by reference.

                                Date: May 1, 2011

TABLE OF CONTENTS

                                                                            Page
                                                                            ----
                                     PART B:
General Information And History                                                1
Description of the Funds and their Investments and Risks                       1
Management of the Funds                                                        2
Control Persons and Principal Holders of Securities                            5
Investment Advisory and Other Services                                         5
Brokerage Allocation and Other Practices                                       6
Purchase, Redemption and Pricing of Securities Being Offered                   7
Taxation of the Funds                                                          7
Calculation of Performance Data                                                8
Financial Statements                                                           9
                                     PART C
Other Information 38

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION      Page 1


Item 15 - HISTORY

     The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

Item 16 - DESCRIPTION OF THE FUNDS, THEIR INVESTMENTS AND RISKS

     As described in the prospectus, the Trust consists of six series Funds, each of which has its own objectives, policies and strategies designed to meet different investor goals. The information below is provided as additional information to that already provided in the prospectus.

     The Funds are:

                                        AltCat Fund (ACF)
                                        General Bond Fund (GBF)
                                        International Fund (INTF)
                                        Larger Company Stock Fund (LCSF)
                                        Short Term Bond Fund (STBF)
                                        Smaller Company Stock Fund (SCSF

          Each Fund has adopted certain investment strategies and risks that are described in the Prospectus of each Fund and incorporated here by reference. Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies provide, in addition to those listed in the prospectus, as follows:

          (1) No Fund of the Trust issues different classes of securities or securities having preferences of seniority over other classes.

          (2) The Trust will not engage in Short Sales (borrowing stock from someone else and selling it in anticipation of the price going down, at which time it is repurchased and returned to the lender). However it is possible that managers of other open or closed end funds owned by a Trust Fund may employ short sales.

          (3) The Trust will not purchase securities with borrowed money (or margin). The Trustees can make limited purchases of shares of other mutual funds that utilize margin purchases provided that the total exposure to margin in any of the Trust's Funds does not exceed 5% of net asset values. In general, the policy of the registrant is to avoid debt. It will not borrow money, except where it would become necessary to allow the Trust to maintain or improve its day-to-day operations in the interest of Fund shareholders. For that purpose, the Trust may obtain a line of credit or obtain specific financing from a bank, other financial institution or individual(s).

          (4) The Trust will not act as an underwriter of other issuers, except to the extent that in selling portfolio securities, it may be deemed to be a statutory underwriter for the purposes of the Securities Act of 1933.

          (5) Except for investments in the mutual fund or Investment Company industry, the Funds will not make investments that will result in a concentration (as that term is defined in the 1940 act or any rule or order under that Act) of its investment securities of issuers primarily in the same industry; provided that this restriction does not limit the investment of the fund assets in obligations issued or guaranteed by the U.S. Government, its agencies or in tax-exempt securities or certificates of deposit.

          (6) The purchase of real estate is permitted in the AltCat (ACF) Fund. The majority of any real estate holdings, if any, will be in Real Estate Investment Trust (REITs) and / or real estate-oriented mutual funds, thereby preserving a high degree of liquidity that is not possible with other forms of real estate ownership. However, if a special situation arises which the Trustee considers to be advantageous to the Fund, a real estate asset with limited liquidity may be owned as long as it does not exceed five percent (5%) of the total value of the Fund at the time of purchase. If other assets decline in value so as to force such an asset to exceed five percent (5%), the Trustees will attempt to sell the asset if a favorable price can be obtained. However, if it is not in the best interest of the shareholders the Trustee may delay such sale until a more favorable time.

          The purchase of real estate mortgage loans is permitted in the Bond Funds (GBF and STBF) and the AltCat Fund (AFC). Such mortgages will generally be in government agency backed loans such as GNMA ("Ginnie Mae") loans. However, a minority of mortgage securities owned by a Fund may be in non-government agency backed loans.

          (7) Commodities and Precious Metals or securities and contracts deriving their value from Commodities and Precious Metals may be purchased only in the AltCat Fund and not in the other Funds.

          (8) Trust Funds may not loan cash or portfolio securities to any person. However, this does not prevent managers of other mutual funds owned by a fund from making such loans within their portfolios.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION      Page 2

          (9) The Trust and any managers it employs may use Derivatives, which are financial instruments which derive their values from the performance of another security, assets or index. Derivatives include options and future contracts.

          The writing of Put and Call options are permitted by the Trust and any managers it may employ. However, the use of such options is to represent a minority of any manager's activity, and will be employed in a conservative manner to protect a profit or offset losses in the event of projected significant price reductions. The Trustees or a manager employed by them may purchase a Put, which provides the right to sell a security to another party at a predetermined price within a period of time. Similarly a Call option may be purchased which provides the right to purchase a security at a predetermined price within a period of time. A Call option may also be sold to another party. Such options will be "covered", meaning the Fund owns an amount of the underlying security equal to or greater than the amount of the security represented in the option. Put options will not be sold because, in the Advisor's opinion, they expose a Fund to additional risk, which The Trustees wish to avoid. Similarly, options based upon indexes or other assets, such as commodities, may be purchased to protect a portfolio, but not sold where a Fund would be required to pay cash to another party based upon a future price change. Any mutual funds owned by a Fund will be screened to determine if such mutual funds' policies on options, futures, margin or other strategies differ greatly from that of the Trust; however, the Trustees will not be able to control the use of such strategies by mutual funds. Therefore, at any given time a Fund's risk could be increased to the extent managers of other mutual funds employ these kinds of strategies in a manner inconsistent with the Trust's policies.

          (10) The Funds may take temporary investment positions when the manager(s) believes the market or economy is experiencing excessive volatility or when such volatility is considered a significant risk. These investments may include, but are not limited to, cash and cash equivalents, money market instruments or funds and U.S. Treasury obligations. Under such circumstances the Fund(s) may be unable to pursue their investment goals.

          (11) There are no restrictions regarding portfolio turnover. While the trust recognizes that a higher portfolio turnover will, in most cases, increase expenses, there are times when a high turnover may be justified, either to protect a portfolio against certain kinds of risks or to take advantage of opportunities presented by market conditions. In general, the Trust's objective is to keep expenses, and, therefore, turnover, as low as possible. This objective will be considered when screening other mutual funds for possible inclusion in a Fund's portfolio.

          The Trust has certain non-fundamental policies that may be changed by the Trustees. Among these are the following:

          1) No Fund may invest in securities for the purpose of exercising control over or management of an issuer; or

          2) purchase securities of a closed-end or other investment company where the shares are not registered in the United States pursuant to applicable securities laws.

          3) The Fund portfolios shall each not invest more than 10% of the value of its respective total assets in illiquid securities or other illiquid assets.

          (12) The Funds generally disclose their portfolio holdings on a quarterly basis in Annual and Semi-Annual Reports as well as NQ Filings. Such disclosures are generally made within 60 days of a quarter's end. At other times the manager(s) of the Funds may disclose that particular positions are held with respect to inquires from media, research organizations and individuals, but not as to specific share held or dollar amounts held. General information about overall allocations may also be provided to such inquirers.

Item 17 - MANAGEMENT OF THE FUNDS

BOARD OF TRUSTEES

          The Fund's Board of Trustees oversees the Fund's business and affairs, while day-to-day operations such as management of investments, recordkeeping, administration and other compliance responsibilities are the responsibility of Fund management which reports and is accountable to the Board. The Board is responsible for overseeing the operations and risk management of the Fund in accordance with the provisions of the Investment Company Act, other applicable laws and the Fund's charter. The Board does not have a role in oversight of Fund investments or investment risk, except to the extent that they adopt and review and ultimately enforce compliance with Fund policies and procedures intended to reduce risks such as compliance risk and valuation risk.

          The Board is composed of four members, three of whom are Independent Trustees who are not "interested persons" of the Fund, as that term is defined in the Act. The Chairman of the Board, J. Andre Weisbrod, is an interested person of the Fund. The Fund does not have a lead independent director. Any Board member may propose items to be included on the Board's agenda. The Board meets four times per year in regularly scheduled quarterly meetings. In addition, the Independent Trustees generally meet without the presence of any interested person 2-3 times a year and the audit committee meets with the public accountants at least twice per year and separately as needed. They also meet several times per year to address particular responsibilities, such as approval of the advisory agreement, and they meet separately with auditors and the Chief Compliance Officer as often as necessary but at least once a year. Board members receive regular reports at least quarterly from the Adviser and the Chief Compliance Officer. The Board has directed the preparation of quantitative and qualitative information and reports to facilitate their risk management function. The Independent Trustees have access to the Chief Compliance Officer and key advisory personnel and Fund counsel to obtain information and assistance as needed and have access to independent legal counsel.

          The Board conducts an annual self-assessment and believes that the Board's leadership structure is appropriate given the Fund's characteristics and circumstances including the Fund's net assets, distribution arrangements, and the services provided by the Fund's service providers. The Independent Trustees have determined that the communications between them and among them and Fund management are excellent and see no need to appoint a lead Independent Trustee.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION      Page 3


The members of the Board have been selected because of their individual experiences and education and for their ability to engage actively in serving as fiduciaries of the Fund. We believe we have met our objective of having a Board composed of small business entrepreneurs with the background, experience and independence to raise issues and opinions and who understand the accountability, service and quality to which the Fund's shareholders are entitled.

BOARD MEMBERS

                                               TERM OF OFFICE        POSITION                   PRINCIPAL
                                               AND LENGTH OF        HELD WITH          OCCUPATION(S) DURING PAST 5
NAME & ADDRESS                                  TIME SERVED         REGISTRANT                    YEARS
--------------                                ---------------   -----------------   --------------------------------
J. Andre Weisbrod,                            Indeterminate /   Trustee ,           President, STAAR Financial
2669 Hunters Point Dr. Wexford, PA 15090,     16 Years          Chairman,           Advisors, inc., (Investment
Age 61                                                          Interested          Adviser to the Trust)
                                                                Director

Jeffrey A. Dewhirst,                          Indeterminate /   Trustee,            Investment Banker, Principal,
453 Washington Street. Leetsdale, PA 15056,   16 Years          Secretary,          Dewhirst Capital Corporation
Age 62                                                          Independent
                                                                Director

Thomas J. Smith,                              Indeterminate /   Trustee,            Advertising/marketing Consultant
736 Beaver St., Sewickley, PA 15141, Age 72   12 Years          Independent
                                                                Director

Richard Levkoy,                               Indeterminate /   Trustee,            Accountant
1122 Church St., Ambridge, PA 15003, Age 58   11 Years          Independent
                                                                Director,
                                                                Chairman of Audit
                                                                Committee

ADDITIONAL BIOGRAPHICAL INFORMATION

J. Andre Weisbrod:

          Education: BFA, Ohio University, 1970. Young Life Institute/Fuller Seminary 1971-75. Chatered Financial Consultant, The American College, 1986.

          Employment History: Founder, President & CEO, STAAR Financial Advisors, Inc., 1993 - present; Founder, Chairman of the Board of Trustees, The STAAR Investment Trust, 1996- present; Registered Representative, Olde Economie, 1998-2007; Registered Representative, Janney Montgomery Scott, 1983-1998; Insurance Agent, Penn Mutual, 1981-1993; Free lance writer/designer, 1980-81; Product Manager, Sea Breeze Laboratories and Clairol/Bristol Myers, 1976-1979; Staff and Area Director, Young Life Cincinnati, 1971-76;

          Other: Board Member, Entrepreneurial Thursdays, 2005-present; Living Bridge Church Worship Team, 2009-present; St. Stephen's Church Vestry 1991-99, Board Member, Young Life 1985-1994

Thomas Smith, Independent Trustee

          Education: Denison University. Bachelor of Arts

          Employment History: 2004-Present - Part-time Consultant to Smith Brothers Agency; 1993-2003 -- Small Business owner/operator; 1989-92 -- President/CEO (Pittsburgh Office) of Della Femina McNamee U.S.; 1985-1989 -- President/CEO Ketchum International; 1978-84 -- Chairman/CEO Ketchum Advertising Pittsburgh and Washington, D.C. ; 1964-78 --Account Management Executive, Tatham-Laird & Kudner; 1960-1964 -- Officer, U.S. Navy; 1958-1960 -- Account Executive, Radio Station WCGO

          Other: Board Positions -- Present: Imani Christian Academy and Starr Investment Trust; Past: D.T. Watson Rehabilitation Hospital; Gibson Greeting Cards; Ketchum Communications; Red Cross of Allegheny County; Salvation Army of Allegheny County; Pittsburgh Symphony; Saltworks Theatre Company; Sewickley Academy; Sewickley YMCA; St. Stephen's Church (Sewickley) Vestry; Verland Foundation; World Vision, U.S

Richard Levkoy

          Education: 1987 - 1993 La Roche College Pittsburgh, PA , Bachelor of Science In Accounting, summa cum laude

          Employment History: 2006 - Present Accounting Consultant - CJL Engineering Moon Twp., PA; 2001 - Present St. Stephen's Episcopal Church Sewickley, PA , Director of Finance; 2000 - 2006 Children's Growth Fund Investment Partnership, Managing Partner; 1996 - 1999 Sewickley, PA, Chief Financial Officer - Sewickley Valley Healthcare Services, Senior Staff Accountant - Heritage Valley Health System; 1989 - 1995 Internal Medicine Associates Ambridge, PA, Business Manager / Accountant; 1983 - 2001 Levkoy Real Estate Partnership Sewickley, PA, Managing Partner

          Other: 2002 - Present STAAR Investment Trust Pittsburgh, PA, Board Member & Chair of Audit Committee; Volunteer Experience -- Two short term mission trips to Juarez, Mexico, 2000 and 2001, Short term mission trip to New Orleans in 2007, Fund raising for student ministries

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION      Page 4

Jeffrey Dewhirst

          Education: B.A. Economics, Rutgers University, 1971, Phi Beta Kappa; MBA, University of Michigan, 1973.

          Employment History: 2007 - PRESENT PRESIDENT, DEWHIRST CAPITAL CORPORATION. Owner and founder of Firm that provides merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies; 2002 - 2007 MANAGING DIRECTOR, DEWHIRST WARRICK LLC. Co-founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies and private equity groups, as well as selected engagements for publicly traded companies.; 1997 - 2002 PRESIDENT, DEWHIRST CAPITAL CORPORATION. Owner and founder of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies. Co-ventured with Warrick Financial Group, Inc. on certain engagements and transactions; 1993 - 1997 PRESIDENT, J. T. R. CAPITAL CORPORATION. One of two founders/partners of Firm that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies; 1988 - 1993 DIRECTOR, CORPORATE FINANCE/INVESTMENT BANKING, PRICE WATERHOUSE. Founded and managed the Pittsburgh-based Group that provided merger, acquisition, divestiture, corporate finance and financial advisory services to middle market companies. Became part of the firm's national Corporate Finance practice that eventually grew to include offices in 10 major cities; 1973 - 1988 MELLON BANK, N.A. Held various progressive positions in middle market corporate lending and credit approval, including Vice President & Manager of the Pittsburgh Office and Senior Credit Officer of the Middle Market Lending Department.

Compensation

     Each Trustee was compensated as follows in 2010.

          $ 500 Quarterly for Board Meetings and other service connected with the Board.

          $ 100 Quarterly for serving as Chairman, Officer or on a committee.

          Reimbursement for reasonable expenses incurred in fulfilling Trustee duties.

Indemnification

          The Declaration of Trust and the By-Laws of the Trust provide for indemnification by the Trust of its Trustees and Officers against liabilities and expenses incurred in connection with litigation in which they may be involved as a result of their positions with the Trust, unless it is finally adjudicated that they engaged in willful misconduct, gross negligence or reckless disregard of the duties involved in their offices, or did not act in good faith in the reasonable belief that their actions were in the best interest of the Trust and the Funds.

Members of the board and officers of the Trust owned Fund Shares as follows as of 12/31/2010:

     Mr. J. Andre Weisbrod & Family:

Fund %   Owned
------   -----
GBF       1.02%
STBF      0.69%
LCSF      5.02%
SCSF      5.56%
INTF      5.78%
ACF      10.71%




Committees

          Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board.

          The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds. The committee met two times in 2010 to engage in these oversight activities.

Code of Ethics: The Funds and the Advisor have adopted a Code of Ethics under Rule 17j-1 of the Investment Company Act. The code permits personnel of the Funds and/or the Advisor to invest in securities, including securities that may be purchased or held by the Funds providing the procedures to prevent conflicts of interest by requiring the prior approval of the Chief Compliance Officer, and recording and reporting of transactions to the Fund's Board of Trustees.

Proxy Voting Policy: The Board of Trustees has adopted a Proxy voting policy under which the Fund manager(s) exercise voting rights for securities owned by the Funds. The policy provides the following guidelines:

               Because the majority of holdings in the Trust Funds are shares of other mutual funds, the manager(s) will generally vote as recommended by the Directors of the fund owned by the Trust unless there is some issue concerning the Directors' recommendations that the Manager(s) think might adversely affect shareholders.

               If the manager(s) become aware of a proxy issue that, in their best judgment, has the potential to harm the shareholders of the Trust, the manager(s) may vote accordingly.

               In general, the same policies will be applied to other securities. Generally The STAAR Funds own an extremely small amount of the outstanding shares of any security. If the Manager(s) think directors of any security have enacted policies adversely affecting our shareholders, they may elect to sell that security regardless of current performance.

Item 18 - CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

          There are no Control Persons or Principal Holders to report.

Item 19 - INVESTMENT ADVISORY AND OTHER SERVICES

          The Advisor to the Trust is STAAR Financial Advisors, Inc. (SFA), 604 McKnight Park Dr., Pittsburgh, PA 15237. The President and principal owner of SFA is J. Andre Weisbrod. He is also on the Board of Trustees of the STAAR Investment Trust.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION      Page 5


          Fees to be paid to the Adviser by terms of the Advisory Agreement are as follows:

       Monthly Rate*   Annualized*   2008 Amount Paid   2009 Amount Paid   2010 Amount Paid
       -------------   -----------   ----------------   ----------------   ----------------
GBF        .0292%          .35%           14,119              8,485              8,291
STBF       .0292%          .35%            6,201             12,083              8,964
LCSF       .0750%          .90%           32,107             23,624             26,854
SCSF       .0750%          .90%           27,356             21,624             27,061
INTF       .0750%          .90%           32,991             23,025             26,666
ACF        .0750%          .90%           27,990             23,287             26,039

* These are maximum fees and are accrued daily and paid at the closing of the last business day of the month.

          Fees paid for Mutual Fund Services including transfer agency, fund accounting, administration, shareholder services and compliance are as follows:

       2008 Amount Paid   2009 Amount Paid   2010 Amount Paid
       ----------------   ----------------   ----------------
GBF         15,761             11,255              8,155
STBF         7,827             15,860              8,885
LCSF        14,034             12,177             10,207
SCSF        11,955             11,111             10,298
INTF        14,213             11,809             10,148
ACF         12,281             11,866              9,907

          These are maximum fees and are accrued daily and paid at the closing of the last business day of the month. As of June 1, 2008 the Trust outsourced basic fund accounting and transfer agency services to Mutual Shareholder Services, LLC. At that time the Adviser's compensation was reduced to .10% annually for certain fund services including compliance, prospectus writing and filing and other shareholder services still performed.

          Mr. J. Andre Weisbrod serves as portfolio manager for each of the six series Funds. Mr. Weisbrod also manages discretionary accounts for private clients and advises other clients on a non-discretionary basis. Total assets under discretionary management arrangements at the end of 2009 were $12.79 million among twenty-four individual clients. Non-discretionary account assets advised were estimated at over $10 million. These activities may require decisions and/or advice to change allocations of an individual's account among any STAAR Funds holdings such account may have. Mr. Weisbrod owned between $30,000 and $38,000 of STAAR Funds shares during 2010.

     Other Investment Advice. There is no other Investment Advice to report.

TRANSFER AND DIVIDEND-PAYING AGENT

     Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147

CUSTODIAN

     Huntington National Bank,7 Easton Oval, Columbus, OH 43219

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     Carson & Co., LLC, 400 Broad Street, Suite 1006, Sewickley, PA 15143

Item 20 - Portfolio Managers

     J. Andre Weisbrod is portfolio manager for all six Funds. He also manages over 30 private separate account portfolios totaling approximately $15 million.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 6


Item 21 - BROKERAGE ALLOCATION AND OTHER PRACTICES

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

          The criteria for selection of broker-dealers will include convenience, reasonableness of commissions, availability and selection of securities (i.e mutual fund selling agreements, bond inventories and access to exchanges), and value-added services provided (i.e. research and reports). At least once every two years, commission structures will be compared with at least two representative firms, including a full-service brokerage and a discount brokerage not currently used by the Trust. If the Trustees determine that any broker(s) currently used are not reasonable with regard to price and service, a change of such brokers will be made unless more favorable arrangements can be obtained.

Brokerage Commissions Paid

                                                                        % of
                                                                        Comm
                                                                       Pd in
Fund        Broker-Dealer         2006    2007    2008   2009   2010    2010
----   -----------------------   -----   -----   -----   ----   ----   -----
GBF    Scottrade                     0       0       0    221    650    21%
STBF   Scottrade                     0       0       0    365    398    13%
LCSF   Scottrade                     0       0       0    284    532    17%
SCSF   Scottrade                     0       0       0    475    455    15%
INTF   Scottrade                     0       0       0    355    364    12%
ACF    Scottrade                     0       0       0    369    721    23%
GBF    WRP Investments, Inc.         0       0     491      0            0%
STBF   WRP Investments               0       0     157      0            0%
LCSF   WRP Investments               0   1,692     622      0            0%
SCSF   WRP Investments               0   1,541     291      0            0%
INTF   WRP Investments               0   1,683     639      0            0%
ACF    WRP Investments               0   2,328   1,306      0            0%
GBF    Sterne Agee & Leeach          0   1,282     N/A    N/A            0%
STBF   Sterne Agee & Leeach          0     643     N/A    N/A            0%
GBF    Olde Economie Financial
       Consultants, Ltd          2,000       0       0      0            0%
STBF   Olde Economie Financial
       Consultants, Ltd            350       0       0      0            0%
LCSF   Olde Economie Financial
       Consultants, Ltd          6,090       0       0      0            0%
SCSF   Olde Economie Financial
       Consultants, Ltd          7,372       0       0      0            0%
INTF   Olde Economie Financial
       Consultants, Ltd          9,747       0       0      0            0%
ACF    Olde Economie Financial
       Consultants, Ltd          9,340       0       0      0            0%

NOTE: Commissions and payments to broker-dealers are estimated. Certain bonds may have been purchased where amounts are not available on confirmation statements or they are built into the initial offerings. Broker-dealers may receive 12b-1 "trailer" fees from certain underlying funds purchased through them. 12b-1 fees paid by underlying mutual funds owned by the Trust generally do not result in an increase in cost to the STAAR Funds' shareholders. Since the Advisor makes every effort to purchase all underlying mutual funds at net asset value, the STAAR Investment Trust Funds would have paid the same price for such mutual funds whether 12b-1 commissions were paid to a broker dealer or not.

     12b-1 Plan

     Effective September 3, 1998 the Trust has adopted a Plan of Distribution or "12b-1 Plan" under which it may finance activities primarily intended to sell shares, provided the categories of expenses are approved in advance by the board of trustees and the expenses paid under the Plan were incurred within the preceding 12 months and accrued while the Plan is in effect.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 7


     Among the activities to which 12b-1 expenses may be allocated are advertising, printing and mailing prospectuses to non-shareholders and compensation to broker-dealers for sales of shares and services to the Trust and shareholders. 12b-1 expenses may not exceed .25% of a Fund's average net assets annually. Any 12b-1 fees paid by the Trust, as a percentage of net assets, for the previous year are listed In the prospectus under "Trust Expenses". Due to these distribution expenses, long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Security Dealers, Inc.

     In 2010 100% of 12b-1 fees* were used to compensate broker-dealers for distribution and service of Fund Shares. Total amounts were paid as follows:

Purpose or Payee                 GBF         STBF       LCSF      SCSF      INTF      ACF
----------------              ---------   ---------   -------   -------   -------   -------
WRP Investments, Inc.         $1,302.18   $1,689.24   $224.01   $237.54   $195.08   $263.63
Dautrich Seiler Fin. Srvcs.   $      --   $  354.23   $ 17.94   $ 19.12   $ 31.36   $ 19.62
Trustmont Financial Company   $  135.81   $   69.45   $ 57.78   $ 50.28   $ 69.01   $ 20.87
Advertising                   $       0   $       0   $     0   $     0   $     0   $     0

*    Actual cash paid.

Item 22 - CAPITAL STOCK AND OTHER SECURITIES

     There is only one class of shares issued by the trust. Each share has equal rights regarding voting, distributions and redemptions. Rights cannot be modified other than by a majority vote of shares outstanding.

Item 23 - PURCHASE, REDEMPTION AND PRICING OF SECURITIES BEING OFFERED

          Detailed information on Purchase and Redemption of Shares as well as Pricing is included in the Prospectus. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

Item 24 - TAX ATION OF THE FUNDS

          The series Funds within the Trust intend to qualify as management investment companies for purposes of Subchapter M of the Internal Revenue Code and expect to be treated as a regulated investment company for income tax purposes.

Item 25 - UNDERWRITERS

     There are no underwriters of the Funds.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 8


Item 26 - CALCULATION OF PERFORMANCE DATA

          Each Fund's performance will be calculated on a Total Return basis, which is the sum of any income paid and any realized or unrealized gain or loss of principal. From time to time, the Funds may publish their average total returns for periods of time. The formula for calculating such returns is as follows:

                                 P(1 + T)n = ERV

     where:

          P = a hypothetical initial payment of $10,000

          T = average annual total return

          n = number of years

          ERV = ending redeemable value of a hypothetical $10,000 payment made at the beginning at the 1, 5 or 10 year periods at the end of the 1, 5 or 10 year periods (or fractional portions thereof) Other time periods may be used from time to time.

          Dividends and capital gains are assumed to be reinvested.

          Total Return Performance Since May 28, 1998 Public Inception

                               GBF       STBF      LCSF      SCSF      INTF      ACF
                             -------   -------   -------   -------   -------   -------
Payment                      $10,000   $10,000   $10,000   $10,000   $10,000   $10,000
Av. Annualized Tot Ret          4.14%     4.11%     2.87%     6.48%     4.23%     4.48%
Years: 5/28/97 to 12/31/10     13.59     13.59     13.59     13.59     13.59     13.59
Ending Value                 $17,287   $17,287   $14,681   $23,471   $17,551   $18,139

     Where Yield is calculated, the following formula is used:

                       YIELD = 2*[(((a-b)/cd) + 1)#6 - 1]

     where:

          a = dividends and interest earned during the period.

          B = expenses accrued for the period (net of reimbursements).

          C = the average daily number of shares outstanding during the period that were entitled to receive dividends.

          D = the maximum offering price per share on the last day of the period.

                   Yield Calculation 30 Days Ended 12/31/2010

                                      GBF        STBF        LCSF       SCSF        INTF        ACF
                                   --------   ---------   ---------   --------   ---------   ---------
Investment Income                  8,907.52    9,565.11   17,255.71  11,123.40   32,605.10   21,902.38
Expenses                           4,158.67    3,209.26    7,410.00   7,897.78    7,070.04    6,160.77
Avg. Shrs. Outstanding              260,152     187,015     272,737    308,750     254,794     244,573
Max Offer price end of Period          9.97        9.02       11.91      11.26       12.59       12.92
SEC 30 Day Yield                       2.21%       4.56%       3.66%      1.12%       9.74%       6.05%

NOTE: Since the LCSF, SCSF, INTF and ACF tend to receive most of their income in December, the 30-day yields may overstate the annualized yields.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 9


Item 27 - FINANCIAL STATEMENTS

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Trustees
Staar Investment Trust

We have audited the statements of assets and liabilities, including the schedules of investments, of Staar Investment Trust (comprising, respectively, the General Bond Fund, Short Term Bond Fund, Larger Company Stock Fund, Smaller Company Stock Fund, International Fund and Alternative Categories Fund) as of December 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended . These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2010 by correspondence with the custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the Staar Investment Trust, as of December 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Carson & Co, LLC

Carson & Co, LLC
Sewickley, Pennsylvania

February 23, 2011

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 10


                             STAAR INVESTMENT TRUST

STATEMENT OF ASSETS AND LIABILITIES 12/31/2010

                                     GBF         STBF         LCSF         SCSF         INTF          ACF
                                 ----------   ----------   ----------   ----------   ----------   ----------
Assets:
   Investments in Securities,
      at Value (Cost
      $2,513,111; $1,651,103;
      $2,639,381; $3,035,069;
      $2,333,982; $2,539,862,
      respectively)              $2,566,152   $1,670,633   $3,248,964   $3,477,947   $3,210,126   $3,160,652
   Cash                                   0            0            0            0            0            0
   Receivables:
      Prepaid Expenses                  553          759          849          930          901          820
        Dividends and Interest       27,888       19,374          584          185          158          586
                                 ----------   ----------   ----------   ----------   ----------   ----------
            Total Assets          2,594,593    1,690,766    3,250,397    3,479,062    3,211,185    3,162,058
                                 ----------   ----------   ----------   ----------   ----------   ----------
Liabilities:
   Payables:
      Accrued Management
         Fees to Affiliate
            (Note 3)                    273          178          880          945          860          853
         Other Accrued
            Expenses                  1,804        3,625        1,810        1,513        1,821        1,807
            Dividends Payable            63          133            0            0            0            0
            Securities
               Purchased                  0            0            0            0            0            0
                                 ----------   ----------   ----------   ----------   ----------   ----------
            Total
               Liabilities            2,140        3,936        2,690        2,458        2,681        2,660
                                 ----------   ----------   ----------   ----------   ----------   ----------
Net Assets                        2,592,453    1,686,830    3,247,707    3,476,604    3,208,504    3,159,398
                                 ==========   ==========   ==========   ==========   ==========   ==========
Net Assets Consist of:
   Paid In Capital                2,725,214    1,735,455    3,177,187    3,737,125    2,446,569    2,756,300
   Accumulated Undistributed
      Net Investment Income
      (Loss) on Investments            (946)     (50,196)    (252,402)    (378,802)    (109,872)    (117,194)
   Accumulated
      Undistributed Realized
      Loss on Investments          (184,856)     (17,959)    (286,661)    (324,597)      (4,337)    (100,498)
   Unrealized Appreciation/
      (Depreciation) in Value
      of Investments                 53,041       19,530      609,583      442,878      876,144      620,790
                                 ----------   ----------   ----------   ----------   ----------   ----------
Net Assets (for 260,152;
   187,015; 272,737; 308,750;
   254,794,244,573 shares
   outstanding, respectively      2,592,453    1,686,830    3,247,707    3,476,604    3,208,504    3,159,398
                                 ==========   ==========   ==========   ==========   ==========   ==========
Net Asset Value and
    Offering Price Per Share     $     9.97   $     9.02   $    11.91   $    11.26   $    12.59   $    12.92
                                 ==========   ==========   ==========   ==========   ==========   ==========

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 11


                        STAAR ALTERNATIVE CATEGORIES FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
ALTERNATIVE CATEGORIES - 21.82%
  1,000   First Trust-ISE Revere Natural Gas                                 $   19,680
  5,939   Franklin Natural Resources Fund Class-A                               235,896
    200   I-Shares Dow Jones US Real Estate                                      11,192
    200   I-Shares NASDAQ Biotechnology Index Fund                               18,684
    700   I-Shares Silver Trust *                                                21,126
 12,187   Live Oak Health Sciences Fund                                         153,433
    300   Lyondellbasell Industries Class-A *                                    10,320
    500   Market Vectors Environmental Service                                   25,800
    200   Prudhoe Bay Royality Trust                                             25,308
    400   SPDR Dow Jones Wilshire Reit Fund.                                     24,408
  1,173   Vanguard Health Care Fund                                             143,598
                                                                             ----------
                                                                                689,445
DEVELOPING MARKETS - 7.11%
  1,800   Builders Emerging Markets 50 ADR Index Fund                            86,670
    934   Eaton Vance Greater India Fund Class-A                                 26,357
    500   First Trust ISE Chindia Index                                          12,510
    200   I-Shares MSCI Brazil Index Fund                                        15,480
    200   I-Shares MSCI Chile Investable Market Index Fund *                     15,920
    800   SPDR S&P Emerging Asia Pacific Fund                                    67,800
                                                                             ----------
                                                                                224,737
GLOBAL - 12.55%
  1,195   American Smallcap World Fund Class-F-1                                 46,047
  8,511   Franklin Global Mutual Discovery Fund Class-A                         248,428
    100   I-Shares S&P Global Energy Sector Index Fund                            3,906
    100   I-Shares S&P Global Healthcare Sector Index Fund                        5,176
    500   I-Shares S&P Global Infrastructure Fund                                17,530
    700   I-Shares S&P Global Technology Sector Fund                             42,991
    800   Market Vectors-Nuclear Energy Fund                                     20,280
    600   Powershares Global Water Portfolio                                     12,006
                                                                             ----------
                                                                                396,364
INTERNATIONAL - 8.89%
    300   Accenture Plc. Class-A                                                 14,547
    200   America Movil S.A.B. ADR Series-L                                      11,468
    300   Diageo Plc. ADR                                                        22,299
  1,700   I-Shares MSCI Australia Index Fund                                     43,248
    200   I-Shares MSCI EAFE Index Fund                                          11,644
    700   I-Shares MSCI Taiwan Index Fund                                        10,934
    250   I-Shares S&P Latin America 40 Index Fund Class-F                       13,465
  3,849   Ivy Pacific Opportunities Fund Class-A                                 64,316
  3,886   Matthews Asian Growth & Income Fund                                    70,106
  1,200   Siliconware Precision Industries Co. ADR                                7,140
    400   Tata Motors Ltd. ADR                                                   11,736
                                                                             ----------
                                                                                280,903
LARGER COMPANY STOCKS - 33.07%
    300   Anadarko Petroleum Corp.                                               22,848
    400   Bristol Myers Squibb Co.                                               10,592
    200   Costco Wholesale Corp.                                                 14,442
    200   CSX Corp.                                                              12,922
    900   EMC Corp. *                                                            20,610
    200   Flowserv Corp.                                                         23,844
  1,000   Internet HOLDR's ADR                                                   72,260
    300   I-Shares DJ US Basic Materials Sector Fund                             23,238
    400   I-Shares DJ US Health Care Sector Index Fund                           26,148
  1,000   I-Shares DJ US Medical Devices Index Fund                              58,910
  5,300   I-Shares Russell Midcap Growth Index Fund                             300,033
    300   I-Shares S&P North America Natural Resources Sector                    12,507
    400   I-Shares S&P North America Tech-Multimd Ntwk Sector                    13,404
    200   Johnson & Johnson                                                      12,370
    200   Kimberly Clark Corp.                                                   12,608
    700   McDermott International Panama                                         14,483
    200   McDonalds Corp.                                                        15,352
  1,586   Muhlenkamp Fund *                                                      85,302
  5,936   Neuberger Berman Focus Fund Class-Advisor                              58,409
    900   Powershares Cleantech Portfolio                                        23,760
    600   PPL Corp.                                                              15,792
    300   Southern Co.                                                           11,469
  2,294   Vanguard Energy Fund                                                  148,846
    300   Walgreen Corp.                                                         11,688
    200   Waste Management, Inc.                                                  7,374
    200   Waters Corp. *                                                         15,542
                                                                             ----------

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 12


                                                                              1,044,753
SMALLER COMPANY STOCKS - 7.25%
    400   Eastgroup Properties Inc.                                              16,928
    400   ICU Medical, Inc. *                                                    14,600
    500   I-Shares Russell 2000 Index Fund                                       39,120
    300   I-Shares Russell Microcap Index Fund                                   15,033
    300   NVE Corp. *                                                            17,349
    100   Papa Johns International, Inc.  *                                       2,770
  1,500   Powershares Lux Nanotech Portfolio *                                   14,700
  1,000   Powershares Wilderhill Clean Energy Fund *                             10,390
    300   Quality Systems, Inc.                                                  20,946
  1,000   Textainer Group Holding Ltd.                                           28,490
    500   United Guardian Inc. *                                                  7,000
    200   Walter Energy, Inc.                                                    25,568
    300   Wisdomtree Midcap Earnings Fund                                        16,197
                                                                             ----------
                                                                                229,091
TOTAL FOR SECURITIES (Cost $2,244,503) - 90.69%                               2,865,293
                                                                             ----------
SHORT TERM INVESTMENTS - 9.35%
295,359   Federated Prime Obligations Fund 0.17% ** (cost $295,359)             295,359
                                                                             ----------
TOTAL INVESTMENTS (Cost $2,539,862) - 100.04%                                 3,160,652
OTHER ASSETS LESS LIABILITIES - (0.04)%                                          (1,254)
                                                                             ----------
NET ASSETS - 100.00%                                                         $3,159,398
                                                                             ==========

*    Non-income producing securities during the period.

ADR  - American Depository Receipt

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 13


                             STAAR GENERAL BOND FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
SHORT TERM CORPORATE - 25.52%
200,000   Alcoa, Inc. 5.375%, 1/15/13                                        $  213,195
100,000   IB-Capital One, 5.70%, 9/15/11                                        103,231
100,000   Goldman Sachs Group Inc. 5.7%, 9/1/12                                 106,736
 50,000   Harley-Davidson Inc. 5.25%, 12/15/12                                   52,362
100,000   Merrill Lynch 5.77%, 7/25/11 MTN                                      102,810
 50,000   Philip Morris International, Inc. 4.875%, 5/16/13                      54,128
 30,000   Regions Financial Corp. 4.875%, 4/26/13                                29,250
                                                                             ----------
                                                                                661,712
INTERMEDIATE CORPORATE - 28.66%
100,000   Bank of America Corp. 4.50%, 4/1/15                                   101,634
 30,000   Centurylink Inc. 6.00%, 4/1/17                                         30,775
 30,000   Donnelly RR & Sons Co. 4.95%, 4/1/14                                   30,736
 50,000   E.I. Du Pont De Nemour, 5.00%, 7/15/13                                 54,689
 30,000   Hartford Financial Services Group, 4.00%, 3/30/15                      30,081
100,000   Hartford Financial Services Group, 4.75%, 3/1/14                      104,143
100,000   Merrill Lynch 6.05%, 5/16/16                                          103,031
  2,500   Pimco Corporate Opportunity Fund                                       42,425
 30,000   Sunoco Inc. 5.75%, 1/15/17                                             31,326
200,000   United Health Group, 4.75%, 2/10/14                                   214,064
                                                                             ----------
                                                                                742,904
LONG TERM US GOV'T/GOV'T AGENCY - 3.83%
100,000   Federal Home Loan Mortgage Corporation 2.00%, 7/27/22                  99,336
SHORT TERM US GOV'T/GOV'T AGENCY - 11.43%
 39,000   Federal Farm Credit Bank 4.75%, 12/12/13                               43,072
 50,000   Federal Home Loan Bank 2.25%, 6/2/14                                   49,702
100,000   Federal Home Loan Mortgage Corporation 4.375%, 11/9/11                103,312
100,000   Federal National Mortgage Association, 1.375%, 7/19/13                100,314
                                                                             ----------
                                                                                296,400
INTERMEDIATE US GOV'T/GOV'T AGENCY - 28.01%
 50,000   Federal Farm Credit Bank 1.98%, 11/24/15                               49,146
 50,000   Federal Farm Credit Bank 2.05%, 12/21/15                               48,807
 50,000   Federal Farm Creidt Bank 2.45%, 12/28/15                               49,879
100,000   Federal Home Loan Bank, Call/Step 1.00%, 9/23/15                       98,519
150,000   Federal Home Loan Mortgage Corporation 1.50%, 6/15/15                 151,058
100,000   Federal Home Loan Mortgage Corporation Call/Step, 2.00%, 3/15/15      100,396
100,000   Federal National Mortgage Association, 2.625%, 11/20/14               103,802
 50,000   Federal National Mortgage Association, 2.25%, 3/28/16                  49,226
    700   Ishares Lehman Tips Bond                                               75,264
                                                                             ----------
                                                                                726,097
TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $2,473,408) - 97.45%               2,526,449
                                                                             ----------
SHORT TERM INVESTMENTS - 1.54%
 39,703   Federated Prime Obligations Fund 0.17% * (Cost $39,703)                39,703
                                                                             ----------
TOTAL INVESTMENTS (Cost $2,513,111) - 98.99%                                  2,566,152
OTHER ASSETS LESS LIABILITIES - 1.01%
                                                                                 26,301
                                                                             ----------
NET ASSETS - 100.00%                                                         $2,592,453
                                                                             ==========

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 14


                            STAAR INTERNATIONAL FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
INTERNATIONAL - 75.14%
    400   Accenture Plc. Class A                                             $   19,396
 10,694   American Europacific Growth Fund Class-F-1                            440,167
    200   America Movil S.A.B. ADR                                               11,468
    200   Diageo Plc.                                                            14,866
  7,891   Harbor International Institutional Fund                               477,830
  1,500   I-Shares MSCI Australia Index Fund                                     38,160
    500   I-Shares MSCI Austria Index Fund                                       11,165
  1,600   I-Shares MSCI Belgium Index Fund                                       21,008
    400   I-Shares MSCI Canada Index Fund                                        12,400
  2,000   I-Shares MSCI EAFE Index Fund                                         116,440
  1,000   I-Shares MSCI Singapore Index Fund                                     13,850
  2,500   I-Shares MSCI Taiwan Index Fund                                        39,050
    550   I-Shares MSCI S&P Latin America 40 Index Fund                          29,623
  4,383   Marsico International Opportunities Fund                               58,387
 10,205   Putnam International Capital Opportunities Fund Class A               364,009
 11,455   Sextant International                                                 180,420
    400   Ship Finance International Ltd.                                         8,608
  1,000   Siliconware Precision Industries Co. ADR                                5,950
 47,296   Franklin Templeton Foreign Fund Class A                               330,123
    500   Tata Motors Ltd. ADR                                                   14,670
    200   Teva Pharmaceutical Industries Ltd. ADR                                10,426
 13,957   The Aberdeen International Equity Fund - Institutional Service        192,889
                                                                             ----------
                                                                              2,410,905
DEVELOPING MARKETS - 18.57%
    300   Builders Emerging Markets 50 ADR Index                                 14,445
    952   Eaton Vance Greater India Fund Class-A                                 26,849
    500   First Trust ISE Chindia Index                                          12,510
    400   I-Shares MSCI Brazil Index Fund                                        30,960
    300   I-Shares MSCI Chile *                                                  23,880
    800   I-Shares MSCI Emerging Markets Index Fund                              38,114
  1,500   I-Shares MSCI Malaysia Index Fund                                      21,570
    200   I-Shares MSCI Turkey Investable Markets                                13,242
    600   SPDR S&P Emerging Asia Pacific Fund                                    50,850
 14,234   Franklin Templeton Developing Markets Trust Class A                   363,402
                                                                             ----------
                                                                                595,822
SMALLER COMPANY STOCKS - 0.28%
    600   Thompson Creek Metals Co., Inc. *                                       8,832
TOTAL FOR SECURITIES (Cost $2,139,415) - 93.99%                               3,015,559
                                                                             ----------
SHORT TERM INVESTMENTS - 6.06%
194,567   Federated Prime Obligations Fund 0.17% ** (cost $194,567)             194,567
                                                                             ----------
TOTAL INVESTMENTS (Cost $2,333,982) - 100.05%                                 3,210,126
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.05)%
                                                                                 (1,622)
                                                                             ----------
NET ASSETS - 100.00%                                                         $3,208,504
                                                                             ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

ADR - American Depository Receipt

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 15


                         STAAR LARGER COMPANY STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
ALTERNATIVE CATEGORIES - 0.78%
    200   Prudhoe Bay Royality Trust                                         $   25,308
GLOBAL - 0.76%
    400   Ishares S&P Global Technology                                          24,566
LARGER COMPANY STOCKS - 93.76%
    200   3M Co.                                                                 17,260
 10,029   American Fundamental Investors Fund Class F-1                         367,872
    200   Amphenol Corp, New Class-A                                             10,556
    300   Anadarko Petroleum Corp.                                               22,848
    150   Babcock & Wilcox Co. *                                                  3,838
    400   Bristol Myers Squibb Co.                                               10,592
 17,354   Brown Advisory Growth Equity Fund - Institutional *                   221,785
  4,050   Calamos Growth Fund Class-A *                                         216,189
    800   Corning, Inc.                                                          15,456
    200   Costco Wholesale Corp.                                                 14,442
    100   CSX Corp.                                                               6,461
  1,000   EMC Corp. *                                                            22,900
  6,425   Fairholme Fund                                                        228,603
    300   Flir Systems, Inc. *                                                    8,925
    200   Flowserv Corp.                                                         23,844
 12,722   Franklin Rising Dividends Fund Class-A                                417,908
  4,677   Heartland Select Value                                                136,469
    300   Heinz H J Co.                                                          14,838
    400   Home Depot Inc.                                                        14,024
    200   International Business Machines Corp.                                  29,352
    900   Internet HOLDR's ADR                                                   65,034
    200   I-Shares DJ US Healthcare Sector Index                                 13,074
    600   I-Shares DJ US Medical Devices Index                                   35,346
  4,600   I-Shares Russell Midcap Growth Index Fund                             260,406
    700   I-Shares S&P 500 Index                                                 88,375
    600   I-Shares North America Natural Resources Index Fund                    25,014
    300   Jacobs Engineering Group, Inc. *                                       13,755
    200   Johnson & Johnson                                                      12,370
    200   Kimberly Clark Corp.                                                   12,608
  4,956   Mairs & Power Growth                                                  357,619
    300   McDermott International Panama                                          6,207
    200   McDonalds Corp.                                                        15,352
    100   Northern Trust Corporation                                              5,541
    600   PPL Corp.                                                              15,792
    700   Southern Company                                                       26,761
  2,272   Tocqueville Fund                                                       51,267
    100   Walgreen Corp.                                                          3,896
    200   Waters Corp. *                                                         15,542
 13,129   Yacktman Fund                                                         217,150
                                                                             ----------
                                                                              3,045,271
TOTAL FOR SECURITIES (Cost $2,485,562) - 95.30%                               3,095,145
                                                                             ----------
SHORT TERM INVESTMENTS - 4.74%
153,819   Federated Prime Obligations Fund 0.17% ** (cost $153,819)             153,819
                                                                             ----------
TOTAL INVESTMENTS (Cost $2,639,381) - 100.04%                                 3,248,964
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%                                  (1,257)
                                                                             ----------
NET ASSETS - 100.00%                                                         $3,247,707
                                                                             ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 16


                           STAAR SHORT TERM BOND FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
SHORT TERM CORPORATE - 58.66%
100,000   Alcoa, Inc. 5.375%, 1/15/13                                        $  106,597
140,000   American Express Travel, 5.25%, 11/21/11                              144,485
 50,000   IB-Capital One, 5.70%, 9/15/11                                         51,615
100,000   Citigroup Inc. 5.50%, 4/11/13                                         106,483
100,000   Daimler Finance NA LLC, 7.30%, 1/15/12                                106,248
150,000   Harley-Davidson Inc. 5.25%, 12/15/12                                  157,085
 50,000   Kraft Foods Inc. 6.00% 2/11/13                                         54,753
100,000   Merrill Lynch & Co. 6.05%, 8/15/12                                    105,890
100,000   Southwest Airlines Co. 6.50%, 3/1/12                                  104,700
 50,000   Xerox Corp. 6.875%, 8/15/11                                            51,716
                                                                             ----------
                                                                                989,572
SHORT TERM CORPORATE CD - 4.35%
 38,000   Capmark Bank 5.00%, 7/2/13                                             41,237
 30,000   Morgan Stanley CD 4.25%, 12/16/13                                      32,219
                                                                             ----------
                                                                                 73,456
SHORT TERM US GOV'T/GOV'T AGENCY - 31.51%
 25,000   Federal Farm Credit Bank 4.60%, 12/27/12                               26,921
 20,000   Federal Farm Credit Bank 5.05%, 11/25/13                               22,214
 25,000   Federal Home Loan Bank 4.00%, 12/13/13                                 27,057
 30,000   Federal Home Loan Mortgage Corporation 1.15%, 9/3/13                   29,928
 35,000   Federal Home Loan Mortgage Corporation 1.50%, 7/12/13                  35,126
 10,000   Federal Home Loan Mortgage Corporation 2.00%, 5/8/13                   10,014
100,000   Federal National Mortgage Association, 1.375%, 7/19/13                100,314
100,000   Federal National Mortgage Association, 2.00%, 1/30/12                 101,577
 25,000   Federal National Mortgage Association, 4.22%, 9/26/13                  27,132
  1,800   Ishares Lehman 1-3 Year Treasury Bond                                 151,164
                                                                             ----------
                                                                                531,447
TOTAL FOR CORPORATE/GOVERNMENT BONDS (Cost $1,574,945) - 94.52%               1,594,475
                                                                             ----------
SHORT TERM INVESTMENTS - 4.54%
 76,158   Federated Prime Obligations Fund 0.17% * (Cost $76,158)                76,158
                                                                             ----------
TOTAL INVESTMENTS (Cost $1,651,103) - 99.06%                                  1,670,633
OTHER ASSETS LESS LIABILITIES - 0.94%
                                                                                 16,197
                                                                             ----------
NET ASSETS - 100.00%                                                         $1,686,830
                                                                             ==========

* Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 17


                        STAAR SMALLER COMPANY STOCK FUND
                             SCHEDULE OF INVESTMENTS
                                   12/31/2010

SHARES                                                                          VALUE
-------                                                                      ----------
ALTERNATIVE CATEGORIES - 0.60%
    400   Market Vectors Environmental Services Index                        $   20,640
SMALLER COMPANY STOCKS - 94.07%
    300   Chemical Financial Corp.                                                6,645
 10,443   Columbia Acorn Fund Class-Z                                           315,281
    500   Eastgroup Properties, Inc.                                             21,160
 12,013   Franklin Microcap Value Fund                                          383,322
    300   ICU Medical, Inc. *                                                    10,950
    100   Ishares Russell 2000 Growth Index Fund                                  8,742
    200   Ishares Russell 2000 Index Fund                                        15,648
  2,000   Ishares Russell 2000 Value Index Fund                                 142,180
    700   Ishares Russell Microcap Index                                         35,077
  1,200   Ishares S&P Smallcap 600 Growth Index                                  87,108
 13,000   Iventure Foods, Inc. *                                                 56,160
  8,387   Keeley Smallcap Value Fund Class-A  *                                 209,416
    400   Koppers Holdings Inc.                                                  14,312
    500   Nalco Holding Co.                                                      15,970
    300   NVE Corp. *                                                            17,349
    400   Pool Corp.                                                              9,016
    300   Powell Industries, Inc. *                                               9,864
  1,000   Powershares Lux Nanotech *                                              9,800
  1,700   Powershares Wilderhill Clean Energy *                                  17,663
    300   Quality Systems, Inc.                                                  20,946
 19,971   Royce Microcap Investment Fund Investor Class                         350,892
 16,898   Royce Opportunity Fund *                                              204,125
  9,330   Satuit Capital Microcap Fund Class-A *                                301,257
    200   Shaw Group, Inc. *                                                      6,846
    300   Steve Madden Ltd. *                                                    12,516
  1,600   Textainer Group Holdings Ltd.                                          45,584
 15,134   The Aberdeen Small Cap Fund Class A                                   231,547
    200   Walter Energy, Inc.                                                    25,568
 80,802   Wasatch Smallcap Value Fund *                                         294,118
    200   Watsco, Inc.                                                           12,616
    300   Web MD Health Corp. *                                                  15,318
 12,492   William Blair Value Discovery Fund Class-I                            174,011
  3,200   Wisdom Tree Smallcap Dividend Index Fund                              151,712
    700   Wisdom Tree Midcap Earnings Fund                                       37,793
                                                                             ----------
                                                                              3,270,512
TOTAL FOR SECURITIES (Cost $2,848,274) - 94.67%                               3,291,152
                                                                             ----------
SHORT TERM INVESTMENTS - 5.37%
186,795   Federated Prime Obligations Fund 0.17% ** (cost $186,795)             186,795
                                                                             ----------
TOTAL INVESTMENTS (Cost $3,035,069) - 100.04%                                 3,477,947
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.04)%                                  (1,343)
                                                                             ----------
NET ASSETS - 100.00%                                                         $3,476,604
                                                                             ==========

*    Non-income producing securities during the period.

** Variable rate security; the coupon rate shown represents the yield at December 31, 2010.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 18


              STATEMENT OF OPERATIONS FOR THE YEAR ENDED 12/31/2010

                                               GBF        STBF         LCSF          SCSF          INTF           ACF
                                           ----------   --------   -----------   -----------   -----------   ------------
Investment Income:
   Dividends (net of foreign tax
   witholding of $88 and $97 for INTF
   and ACF, respectively)                  $    7,060   $  1,556   $    35,825   $    18,631   $    43,079   $     36,069
   Interest                                    73,056     56,106           564           750           639            948
                                           ----------   --------   -----------   -----------   -----------   ------------
      Total Investment Income                  80,116     57,662        36,389        19,381        43,718         37,017
Expenses:
   Advisory Fees (Note 3)                       8,289      8,742        26,795        27,103        26,563         25,960
   Distribution Fees                            1,477      2,055           292           353           323            361
   Transfer Agent and Fund Accounting
Fees                                            7,915      8,770         9,859        10,151         9,955          9,688
   Administrative Fees                          2,368      2,498         2,977         3,011         2,952          2,884
   Audit Fees                                   6,705      6,715         8,510         8,465         8,000          8,020
   Legal Fees                                   2,304      2,699         3,037         3,071         3,079          2,977
   Custody Fees                                 2,606      2,747         3,023         2,683         2,767          3,159
   Printing Fees                                  563        592           604           512           613            513
   Insurance Fees                               2,040      2,988         2,548         2,447         2,462          2,499
   Compliance Fees                              4,105      4,641         4,764         5,010         4,944          4,937
   Director's Fees                              1,341      1,642         1,743         1,811         1,793          1,675
   Other                                          500        801         1,015           534           619            585
                                           ----------   --------   -----------   -----------   -----------   ------------
      Total Expenses                           40,213     44,890        65,167        65,151        64,070         63,258
                                           ----------   --------   -----------   -----------   -----------   ------------
Net Investment Income (Loss)                   39,903     12,772       (28,778)      (45,770)      (20,352)       (26,241)
                                           ----------   --------   -----------   -----------   -----------   ------------
Realized and Unrealized Gain (Loss) on
Investments:
   Realized Gain (Loss) on Investments         12,149      3,450      (120,371)       90,574        21,658         52,806
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments             9,131       (270)      534,169       560,117       296,103        326,789
                                           ----------   --------   -----------   -----------   -----------   ------------
Net Realized and Unrealized Gain
   (Loss) on Investments                       21,280      3,180       413,798       650,691       317,761        379,595
                                           ----------   --------   -----------   -----------   -----------   ------------
Net Increase in Net Assets Resulting
   from Operations                         $   61,183   $ 15,952   $   385,020   $   604,921   $   297,409   $    353,354
                                           ==========   ========   ===========   ===========   ===========   ============

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 19


                       STATEMENT OF CHANGES IN NET ASSETS
          Year Ended December 31,2010 and Year Ended December 31, 2009

                                                                   ACF                      GBF                       INTF
                                                         -----------------------  -----------------------   -----------------------
                                                         12/31/2010   12/31/2009  12/31/2010   12/31/2009   12/31/2010   12/31/2009
                                                         ----------   ----------  ----------   ----------   ----------   ----------
Increase in Net Assets From Operations:
   Net Investment Income                                   ($26,241)    ($24,489) $   39,903   $   59,082     ($20,352)    ($23,028)
      Net Realized Gain (Loss) on Investments                52,806     (153,115)     12,149      (55,195)      21,658      (25,995)
      Net Change in Unrealized
         Appreciation/(Depreciation) on Investments         326,789      620,893       9,131      137,120      296,103      749,847
                                                         ----------   ----------  ----------   ----------   ----------   ----------
      Net Increase/(Decrease) in Net Assets
         Resulting from Operations                          353,354      443,289      61,183      141,007      297,409      700,824
Distributions to Shareholders from:
      Net Investment Income                                      --           --     (39,901)     (89,391)          --           --
      Realized Gains                                             --           --          --           --           --           --
      Return of Capital                                          --           --          --         (947)          --           --
                                                         ----------   ----------  ----------   ----------   ----------   ----------
      Net Change in Net Assets from Distributions                --           --     (39,901)     (90,338)          --           --
Capital Share Transactions:
      Proceeds from Sale of Shares                          277,340      277,275     833,286       26,741      174,156      219,363
      Shares Issued on Reinvestment of Dividends                 --           --      39,685       89,854           --           --
      Cost of Shares Redeemed                              (380,839)    (187,190)   (494,927)    (617,759)    (293,187)    (218,615)
                                                         ----------   ----------  ----------   ----------   ----------   ----------
      Net Increase from Shareholder Activity               (103,499)      90,085     378,044     (501,164)    (119,031)         748
Net Assets:
      Net Increase/(Decrease) in Net Assets                 249,855      533,374     399,326     (450,495)     178,378      701,572
                                                         ----------   ----------  ----------   ----------   ----------   ----------
      Beginning of Period                                 2,909,543    2,376,169   2,193,127    2,643,622    3,030,125    2,328,553
                                                         ----------   ----------  ----------   ----------   ----------   ----------
      End of Period (Including Accumulated Undistributed
         Net Investment Income Loss)                     $3,159,398   $2,909,543  $2,592,453   $2,193,127   $3,208,503   $3,030,125
                                                         ==========   ==========  ==========   ==========   ==========   ==========
Accumulated Undistributed Net Investment Income/(Loss)    ($117,194)    ($91,304) $      946   $     (126)   ($109,872)    ($89,780)
                                                         ==========   ==========  ==========   ==========   ==========   ==========

                                                                   LCSF                     STBF                      SCSF
                                                         -----------------------  ------------------------  -----------------------
                                                         12/31/2010   12/31/2009   12/31/2010   12/31/2009  12/31/2010   12/31/2009
                                                         ----------   ----------  -----------   ----------  ----------   ----------
Increase in Net Assets From Operations:
   Net Investment Income                                   ($28,778)    ($30,008) $    12,772   $   38,237    ($45,770)    ($40,087)
      Net Realized (Gain/Loss) on Investments              (120,371)     (46,291)       3,450      (16,643)     90,574      (62,435)
      Net Change in Unrealized
         Appreciation/(Depreciation) on Investments         534,169      482,672         (270)      40,134     560,117      669,827
                                                         ----------   ----------  -----------   ----------  ----------   ----------
      Net Increase/(Decrease) in Net Assets
         Resulting from Operations                          385,020      406,373       15,952       61,728     604,921      567,305
Distributions to Shareholders from:
      Net Investment Income                                      --           --      (12,772)     (52,543)         --           --
      Realized Gains                                             --           --           --           --          --           --
      Return of Capital                                          --           --      (42,851)        (568)         --           --
                                                         ----------   ----------  -----------   ----------  ----------   ----------
      Net Change in Net Assets from Distributions                --           --      (55,623)     (53,111)         --           --
Capital Share Transactions:
      Proceeds from Sale of Shares                          152,700      124,662      395,918      228,810     334,653      270,013
      Shares Issued on Reinvestment of Dividends                 --           --       55,299       52,940          --           --
      Cost of Shares Redeemed                              (211,810)    (221,955)  (1,925,790)    (779,544)   (286,900)    (201,281)
                                                         ----------   ----------  -----------   ----------  ----------   ----------
      Net Increase from Shareholder Activity                (59,110)     (97,293)  (1,474,573)    (497,794)     47,753       68,732
Net Assets:
      Net Increase/(Decrease) in Net Assets                 325,910      309,080   (1,514,244)    (489,177)    652,674      636,037
                                                         ----------   ----------  -----------   ----------  ----------   ----------
      Beginning of Period                                 2,921,797    2,612,717    3,201,074    3,690,251   2,823,930    2,187,893
                                                         ----------   ----------  -----------   ----------  ----------   ----------
      End of Period (Including Accumulated Undistributed
         Net Investment Income Loss)                     $3,247,707   $2,921,797  $ 1,686,830   $3,201,074  $3,476,604   $2,823,930
                                                         ==========   ==========  ===========   ==========  ==========   ==========
Accumulated Undistributed Net Investment Income/(Loss)    ($252,402)   ($219,978)    ($50,196)     ($9,400)  ($378,802)   ($333,032)
                                                         ==========   ==========  ===========   ==========  ==========   ==========

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 20


FINANCIAL HIGHLIGHTS

ALTCAT FUND

                                                             2010     2009     2008     2007      2006
                                                            ------   ------   ------   ------   -------
SELECTED PER-SHARE DATA YEAR END DECEMBER 31
   Net asset value beg. Of period                           $11.50   $ 9.74   $15.58   $14.46   $14.28
                                                            ------   ------   ------   ------   ------
   Income From Investment Operations: ***
      Net investment income / (loss)*                        (0.11)   (0.10)   (0.03)   (0.01)   (0.08)
      Net realized and unrealized gains on securities         1.53     1.86    (5.01)    2.09     1.75
                                                            ------   ------   ------   ------   ------
      Total income from investment operations                 1.42     1.76    (5.04)    2.08     1.67
                                                            ------   ------   ------   ------   ------
   Distributions:
      Dividends from net investment income                    0.00     0.00     0.00     0.00     0.00
      Distributions from capital gains                        0.00    (0.00)   (0.80)   (0.96)   (1.49)
                                                            ------   ------   ------   ------   ------
      Total distributions                                     0.00    (0.00)   (0.80)   (0.96)   (1.49)
                                                            ------   ------   ------   ------   ------
   Net Asset Value, end of Period                            12.92   $11.50   $ 9.74   $15.58   $14.46
   Total return (%)**                                         12.4%    18.1%   (32.4%)   14.5%    11.7%
                                                            ======   ======   ======   ======   ======
   Ratios/Supplemental Data
      Net assets at end of period (in $1000's)              $3,159   $2,910   $2,376   $3,821   $3,095
      Ratio of expenses to average net assets (%)             2.19%    2.34%    1.90%    1.91%    1.89%
      Ratio of net investment (loss) to avg net
         assets (%)                                          (0.91)%  (0.95%)  (0.19%)  (0.08%)  (0.55%)
      Portfolio turnover rate                                22.58%   34.12%   32.95%   19.88%   11.08%
      Such Ratios are After Effect of Expenses Waived           --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

GENERAL BOND FUND

                                                             2010     2009      2008     2007     2006
                                                            ------   ------   -------   ------   ------
Selected Per-Share Data Year End December 31
Net Asset Value beg. of period                              $ 9.86   $ 9.65   $ 10.14   $10.11   $10.06
                                                            ------   ------   -------   ------   ------
Income From Investment Operations: ***
   Net investment income                                      0.17     0.24      0.33     0.35     0.35
   Net realized and unrealized gains on securities            0.10     0.34     (0.51)    0.10     0.01
                                                            ------   ------   -------   ------   ------
   Total income from investment operations                    0.27     0.58     (0.18)    0.45     0.36
                                                            ------   ------   -------   ------   ------
Distributions:
   Dividends from net Investment Income                      (0.16)   (0.37)    (0.31)   (0.42)   (0.31)
   Distributions From Capital Gains                           0.00     0.00      0.00     0.00     0.00
                                                            ------   ------   -------   ------   ------
   Total Distributions                                       (0.16)   (0.37)    (0.31)   (0.42)   (0.31)
Net Asset Value, end of year                                $ 9.97   $ 9.86   $  9.65   $10.14   $10.11
Total Return (%)*                                              2.8%     6.1%     (1.7%)    4.5%     3.7%
                                                            ======   ======   =======   ======   ======
Ratios/Supplemental Data
   Net Assets at end of Year (in $1000's)                   $2,592   $ 2193   $  2644   $ 2998   $ 3688
   Ratio of expenses to average net assets (%) **             1.70%    1.75%     1.44%    1.56%    1.33%
   Ratio of net inv income / (Loss) to avg net assets (%)     1.68%    2.44%     3.32%    3.48%    3.47%
   Portfolio Turnover Rate                                   69.10%   37.18%   103.60%   30.22%   40.48%
   Such Ratios are After Effect of Expenses Waived              --       --        --       --   $ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

INTERNATIONAL FUND

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 21


                                                             2010     2009     2008     2007     2006
                                                            ------   ------   ------   ------   ------
SELECTED PER-SHARE DATA YEAR END DECEMBER 31
   Net asset value beg. of period                           $11.44   $ 8.70   $16.33   $15.62   $13.54
                                                            ------   ------   ------   ------   ------
   Income From Investment Operations: ***
      Net investment income / (loss)*                        (0.08)   (0.09)   (0.03)    0.09    (0.01)
      Net realized and unrealized gains on securities         1.23     2.83    (6.64)    2.35     2.90
                                                            ------   ------   ------   ------   ------
      Total income from investment operations                 1.15     2.74    (6.67)    2.44     2.89
                                                            ------   ------   ------   ------   ------
  Distributions:
      Dividends from net investment income                    0.00     0.00     0.00    (0.09)    0.00
                                                            ------   ------   ------   ------   ------
      Distributions from capital gains                        0.00    (0.00)   (0.96)   (1.64)   (0.81)
                                                            ------   ------   ------   ------   ------
      Total distributions                                     0.00    (0.00)   (0.96)   (1.73)   (0.81)
                                                            ------   ------   ------   ------   ------
  Net Asset Value, end of Period                            $12.59   $11.44   $ 8.70   $16.33   $15.62
  Total return (%)**                                          10.0%    31.5%   (40.8%)   15.6%    21.4%
                                                            ======   ======   ======   ======   ======
  Ratios/Supplemental Data
      Net assets at end of period (in $1000's)              $ 3209   $ 3030   $ 2329   $ 5837   $ 5378
      Ratio of expenses to average net assets (%)             2.17%    2.31%    1.96%    1.92%    1.86%
      Ratio of net investment income / (loss) to avg net
         assets (%)                                          (0.69)%  (0.90%)  (0.25%)   0.51%   (0.06%)
      Portfolio turnover rate                                 8.68%    15.3%   21.47%   18.46%   15.66%
      Such Ratios are After Effect of Expenses Waived           --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

LARGER COMPANY STOCK FUND

                                                             2010     2009     2008     2007     2006
                                                            ------   ------   ------   ------   ------
SELECTED PER-SHARE DATA YEAR END DECEMBER 31
   Net asset value beg. Of period                           $10.52   $ 9.03   $13.56   $14.05   $13.14
                                                            ------   ------   ------   ------   ------
   Income From Investment Operations: ***
      Net investment income / (loss)*                        (0.10)   (0.11)   (0.05)   (0.09)   (0.08)
      Net realized and unrealized gains on securities         1.49     1.60    (4.48)    0.59     1.32
                                                            ------   ------   ------   ------   ------
      Total income from investment operations                 1.39     1.49    (4.53)    0.50     1.24
                                                            ------   ------   ------   ------   ------
   Distributions:
      Dividends from net investment income                    0.00     0.00     0.00     0.00     0.00
      Distributions from capital gains                        0.00     0.00     0.00    (0.99)   (0.33)
                                                            ------   ------   ------   ------   ------
      Total distributions                                     0.00     0.00     0.00    (0.99)   (0.33)
                                                            ------   ------   ------   ------   ------
   Net Asset Value, end of Period                           $11.91   $10.52   $ 9.03   $13.56   $14.05
   Total return (%)**                                        13.21%    16.5%   (33.4%)    3.6%     9.4%
                                                            ======   ======   ======   ======   ======
   Ratios/Supplemental Data
      Net assets at end of period (in $1000's)              $3,248   $2,922   $2,613   $4,422   $4,488
      Ratio of expenses to average net assets (%)             2.19%    2.30%    1.91%    1.90%    1.84%
      Ratio of net investment income / (loss)  to avg net
         assets (%)                                          (0.97%)  (1.15%)  (0.42%)  (0.59%)   (.56%)
      Portfolio turnover rate                                45.48%   17.08%   15.99%   36.83%   22.95%
      Such Ratios are After Effect of Expenses Waived           --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 22


SHORT TERM BOND FUND

                                                             2010     2009      2008     2007     2006
                                                            ------   ------   -------   ------   ------
SELECTED PER-SHARE DATA YEAR END DECEMBER 31
Net Asset Value beg. of period                              $ 9.23   $ 9.21   $  9.38   $ 9.30   $ 9.21
                                                            ------   ------   -------   ------   ------
Income From Investment Operations: ***
   Net investment income                                      0.05     0.10      0.17     0.31     0.28
   Net realized and unrealized gains on securities            0.01     0.06     (0.15)    0.10     0.04
                                                            ------   ------   -------   ------   ------
   Total income from investment operations                    0.06     0.16      0.02     0.41     0.32
                                                                                                 ------
Distributions:
   Dividends from net investment income                      (0.06)   (0.14)    (0.19)   (0.33)   (0.23)
   Return of Capital                                         (0.21)
   Distributions From capital gains                           0.00     0.00      0.00     0.00     0.00
                                                            ------   ------   -------   ------   ------
   Total Distributions                                       (0.27)   (0.14)    (0.19)   (0.33)   (0.23)
Net Asset Value, end of period                              $ 9.02   $ 9.23   $  9.21   $ 9.38   $ 9.30
Total Return (%)*                                             0.67%     1.8%      0.2%     4.4%     3.5%
                                                            ======   ======   =======   ======   ======
Ratios/Supplemental Data
   Net Assets at end of period (in $1000's)                 $1,687   $3,201   $ 3,690   $1,358   $1,494
   Ratio of expenses to average net assets (%) **             1.80%    1.82%     1.58%    1.41%    1.12%
   Ratio of net investment income / (loss) to avg net
      assets (%)                                              0.51%    1.11%     1.87%    3.33%    3.04%
   Portfolio Turnover Rate                                   92.33%   78.72%   115.00%   41.49%   11.79%
   Such Ratios are After Effect of Expenses Waived              --       --        --       --   $ 0.01

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales, and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

SMALL COMPANY STOCK FUND

                                                             2010     2009     2008     2007     2006
                                                            ------   ------   ------   ------   ------
Selected Per-Share Data Year End December 31
   Net asset value beg. Of period                           $ 9.32   $ 7.41   $11.38   $13.87   $14.85
                                                            ------   ------   ------   ------   ------
   Income From Investment Operations: ***
      Net investment income / (loss)*                        (0.15)   (0.13)   (0.11)   (0.14)   (0.17)
      Net realized and unrealized gains on securities         2.09     2.04    (3.86)   (0.33)    2.26
                                                            ------   ------   ------   ------   ------
      Total income from investment operations                 1.94     1.91    (3.97)   (0.47)    2.09
                                                            ------   ------   ------   ------   ------
   Distributions:
      Dividends from net investment income                    0.00     0.00     0.00     0.00     0.00
      Distributions from capital gains                       (0.00)   (0.00)   (0.00)   (2.02)   (3.07)
                                                            ------   ------   ------   ------   ------
      Total distributions                                    (0.00)   (0.00)   (0.00)   (2.02)   (3.07)
                                                            ------   ------   ------   ------   ------
   Net Asset Value, end of Period                           $11.26   $ 9.32   $ 7.41   $11.38   $13.87
   Total return (%)**                                         20.8%    25.8%   (34.9%)   (3.4%)   14.2%
                                                            ======   ======   ======   ======   ======
   Ratios/Supplemental Data
      Net assets at end of period (in $1000's)              $3,477   $2,824   $2,188   $4,041   $4,850
      Ratio of expenses to average net assets (%)             2.16%    2.31%    1.96%    1.92%    1.83%
      Ratio of net investment income / (loss)
         to avg net assets (%)                               (1.52)%  (1.68)%  (1.17)%  (0.98)%  (1.06)%
      Portfolio turnover rate                                12.96%   14.03%   16.27%   40.26%   37.46%
      Such Ratios are After Effect of Expenses Waived           --       --       --       --       --

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund assuming reinvestment of dividends, and is not annualized for periods of less than one year.

*** The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and\or fluctuating market value of the investments of the Fund.

The accompanying notes are an integral part of these financial statements.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 23


                             STAAR INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2010

NOTE 1 - ORGANIZATION AND PURPOSE

STAAR Investment Trust (the Trust) was organized as a Pennsylvania business trust under applicable statutes of the Commonwealth of Pennsylvania. It was formed on February 28, 1996 and became effective March 19, 1996. The name was changed to STAAR Investment Trust in September 1998. The Trust is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (effective May 28, 1997) as a non-diversified, open-end management investment company.

The Trust consists of six separate series portfolios (funds). The funds are organized in such a manner that each fund corresponds to a standard asset allocation category, with the exception of the Alternative Categories Fund, which is a flexibly managed fund that may invest in assets not included in the other funds. The Funds are:

     STAAR General Bond Fund (GBF)
     STAAR Short Term Bond Fund (STBF)
     STAAR Larger Company Stock Fund (LCSF)
     STAAR Smaller Company Stock Fund (SCSF)
     STAAR International Fund (INTF)
     STAAR Alternative Categories Fund (ACF)

Each fund is managed separately and has its own investment objectives and strategies in keeping with the asset allocation category for which it is named. Each fund may invest in other open-end funds (mutual funds), exchange-traded funds (ETFs), closed-end funds and individual securities.

NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Financial Accounting Standards Board Launches Accounting Standards Codification
- The Financial Accounting Standards Board ("FASB") has issued FASB ASC 105 (formerly FASB Statement No. 168), The "FASB Accounting Standards Codification(TM)" and the Hierarchy of Generally Accepted Accounting Principles ("GAAP") ("ASC 105"). ASC 105 established the FASB Accounting Standards Codification(TM) ("Codification" or "ASC") as the single source of authoritative GAAP recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission ("SEC") under authority of federal securities laws are also sources of authoritative GAAP for SEC registrants. The Codification supersedes all existing non-SEC accounting and reporting standards. All other non-grandfathered, non-SEC accounting literature not included in the Codification will become non-authoritative.

Following the Codification, the FASB will not issue new standards in the form of Statements, FASB Staff Positions or Emerging Issues Task Force Abstracts. Instead, it will issue Accounting Standards Updates, which will serve to update the Codification, provide background information about the guidance and provide the basis for conclusions on the changes to the Codification. GAAP is not intended to be changed as a result of the FASB's Codification project, but it will change the way the guidance is organized and presented. As a result, these changes will have a significant impact on how companies reference GAAP in their financial statements and in their accounting policies for financial statements issued for interim and annual periods ending after September 15, 2009.

The following is a summary of significant accounting policies employed by the Fund in preparing its financial statements:

The Fund follows the guidance of ASC 815 regarding "Disclosures about Derivative Instruments and Hedging Activities." This guidance requires enhanced disclosures about the Fund's derivative and hedging activities, including how such activities are accounted for and their effect on the Fund's financial position, performance and cash flows. The Fund did not have any activity in derivatives for the year ended December 31, 2010.

     Security Valuation- Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor in conformity with guidelines adopted by and subject to review of the Board of Trustees. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 24


debt securities without regard to sale or bid prices. If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust's good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of securities being valued by the Advisor would appear to be the amount which the owner might reasonably expect to receive for them upon their current sale. Methods which are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer's assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon the actual sale of those investments.

Share Valuation- The price (net asset value) of the shares of the Fund is normally determined as of 4:00 p.m., Eastern time on each day the Fund is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Fund is normally open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Accounting Standards Codification, 820 (FAS 157) - The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective July 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. The three-tier hierarchy of inputs is summarized below.

-    Level 1 - quoted prices in active markets for identical investments

- Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

- Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the valuation of the Fund's investments by the above fair value hierarchy levels as of December 31, 2010:

ACF

        Assets             Level 1    Level 2   Level 3      Total
        ------           ----------   -------   -------   ----------
Common Stocks            $2,865,293      --        --     $2,865,293
Short-Term Investments      295,359      --        --        295,359
                         ----------     ---       ---     ----------
   Total                 $3,160,652      --        --     $3,160,652
                         ==========     ===       ===     ==========

GBF

      Assets (b)               Level 1      Level 2    Level 3      Total
      ----------             ----------   ----------   -------   -----------
Corporate/Government Bonds     $    --    $2,526,449      --      $2,526,449
Short-Term Investments          39,703            --      --          39,703
                               -------    ----------     ---      ----------
   Total                       $39,703    $2,526,449      --      $2,566,152
                               =======    ==========     ===      ==========

INTF

        Assets             Level 1    Level 2   Level 3      Total
        ------           ----------   -------   -------   ----------
Common Stocks            $3,015,559      --        --     $3,015,559
Short-Term Investments      194,567      --        --        194,567
                         ----------     ---       ---     ----------
   Total                 $3,210,126      --        --     $3,210,126
                         ==========     ===       ===     ==========

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 25


LCSF

        Assets             Level 1    Level 2   Level 3      Total
        ------           ----------   -------   -------   ----------
Common Stocks            $3,095,145      --        --     $3,095,145
Short-Term Investments      153,819      --        --        153,819
                         ----------     ---       ---     ----------
   Total                 $3,248,964      --        --     $3,248,964
                         ==========     ===       ===     ==========

STBF

        Assets             Level 1      Level 2    Level 3      Total
        ------           ----------   ----------   -------   ----------
Corporate/Bonds            $    --    $1,594,475      --     $1,594,475
Short-Term Investments      76,158            --      --         76,158
                           -------    ----------     ---     ----------
   Total                   $76,158    $1,594,475      --     $1,670,633
                           =======    ==========     ===     ==========

SCSF

        Assets             Level 1    Level 2   Level 3      Total
        ------           ----------   -------   -------   ----------
Common Stocks            $3,291,152      --        --     $3,291,152
Short-Term Investments      186,795      --        --        186,795
                         ----------     ---       ---     ----------
   Total                 $3,477,947      --        --     $3,477,947
                         ==========     ===       ===     ==========

Refer to the Fund's Schedule of Investments for a listing of securities by security type and industry.

The Fund did not hold any Level 3 assets during the year ended December 31, 2010.

Security Transaction Timing- Security transactions are recorded on the dates transactions are entered into (the trade dates). Dividend income and distributions to shareholders are recognized on the ex-dividend date. Interest income is recognized on an accrual basis. The Fund uses the identified cost basis in computing gain or loss on sale of investment securities. Discounts and premiums on securities purchased are amortized over the life of the respective securities. Withholding taxes on foreign dividends are provided for in accordance with the Fund's understanding of the applicable country's tax rules and rates.

Income Taxes- The Fund intends to continue to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains. It is the Fund's policy to distribute annually, prior to the end of the calendar year, dividends sufficient to satisfy excise tax requirements of the Internal Revenue Service. This Internal Revenue Service requirement may cause an excess of distributions over the book year-end accumulated income.

In addition, GAAP requires management of the Fund to analyze all open tax years, fiscal years 2007-2010, as defined by IRS statute of limitations for all major industries, including federal tax authorities and certain state tax authorities. As of and during the year ended December 31, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total tax amounts of unrecognized tax benefits will significantly change in the next twelve months.

Distributions to Shareholders- The Fund intends to distribute to its shareholders substantially all of its net realized capital gains and net investment income, if any, at year-end. Distributions will be recorded on ex-dividend date.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Subsequent Events - Management has evaluated the impact of all subsequent events through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in these financial statements.

Other- Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid in capital.

NOTE 3. INVESTMENT MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

The Board of Trustees approved a management agreement (the "Management Agreement") with the Advisor to furnish investment advisory and management services to the Fund. The Board has made annual extensions to the Management Agreement through the period of December 2010. The extensions provide that the Fund will pay the Advisor a monthly fee based on the Fund's average daily net assets at the annual rate of 0.35% for the STBF, 0.35% for the GBF, and 0.90% for all other portfolios. For the year ended December 31, 2010 the Advisor earned $8,289, $8,742, $26,795, $27,103, $26,563, and $25,960 for the GBF, STBF,
LCSF, SCSF, INTF, and ACF, respectively. As of December 31, 2010 the Fund owed the Advisor $273, $178, $880, $945, $860, and $853 for the GBF, STBF, LCSF,
SCSF, INTF, and ACF, respectively.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 26




Effective September 1, 1998, the Trust's shareholders approved a 12b-1 arrangement, which provides commission payments to broker/dealers who refer investors who become shareholders in STAAR Investment Trust. This arrangement remained in effect through August 1, 2001 when a new 12b-1 arrangement, discussed below was implemented and which includes these fees. The commission structure under this arrangement is .5% for bond funds and 1.0% for stock funds for the first 12 months from date of purchase and .15% for bond funds and .25% for stock funds thereafter. Commissions were calculated based on fair market values and were payable monthly in the first 12 months and quarterly thereafter. For the period May through December 2000, 12b-1 commission expenses were also absorbed by the investment advisor. Subsequent to December 31, 2000, the investment Advisor no longer absorbed 12b-1 fees.

Certain affiliated persons holding shares in the six portfolios purchased such shares at net asset value at respective dates of purchase. Those affiliated persons held aggregate investments in the respective funds as of December 31, 2010, as follows:

                                                                      SHARES OWNED
                                                   -------------------------------------------------
Affiliates                                          GBF     STBF    LCSF     SCSF     INTF      ACF
----------                                         -----   -----   ------   ------   ------   ------
J. Andre Weisbrod, Trustee, Interested Director,
   Chairman, & Family                              2,646   1,288   13,688   17,161   14,737   26,194
Employees                                             --      --       --    2,513       --       --
                                                   -----   -----   ------   ------   ------   ------
   Total Number of Shares                          2,646   1,288   13,688   19,674   14,737   26,194
                                                   =====   =====   ======   ======   ======   ======

                                                                       VALUE OF SHARES OWNED
                                                   -------------------------------------------------------------
Affiliates                                           GBF       STBF      LCSF       SCSF       INTF       ACF
----------                                         -------   -------   --------   --------   --------   --------
J. Andre Weisbrod, Trustee, Interested Director,
   Chairman, & Family                              $26,376   $11,615   $163,029   $193,233   $185,535   $338,422
Employees                                               --        --         --     28,298         --         --
                                                   -------   -------   --------   --------   --------   --------
    Total Value of Shares Owned                    $26,376   $11,615   $163,029   $221,531   $185,535   $338,422
                                                   =======   =======   ========   ========   ========   ========

Mr. Weisbrod is an interested director because he is an owner of the Advisor.

Aggregate annual Trustee fees were $9,600 for 2010 and 2009.

NOTE 4. CAPITAL SHARE TRANSACTIONS

The Fund is authorized to issue an unlimited number of shares of separate series. Paid in capital at December 31, 2010 was $2,725,214 representing 260,152 shares outstanding for the GBF, $1,735,455 representing 187,015 shares outstanding for the STBF, $3,177,187 representing 272,737 shares outstanding for the LCSF, $3,737,125 representing 308,750 shares outstanding for the SCSF, $2,446,569 representing 254,794 shares outstanding for the INTF, and $2,756,300 representing 244,573 shares outstanding for the ACF. Transactions in capital shares for the year ended December 31, 2010 and the year ended December 31, 2009, were as follows:

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 27


                                                                  DECEMBER 31, 2010
                                             ----------------------------------------------------------
SHARES                                         GBF       STBF       LCSF      SCSF      INTF      ACF
------                                       -------   --------   -------   -------   -------   -------
Sale of Shares                                83,165     42,925    14,299    34,224    15,684    23,924
Shares issued on Reinvestment of Dividends     3,976      6,074        --        --        --        --
Shares Redeemed                              (49,462)  (208,782)  (19,397)  (28,548)  (25,754)  (32,390)
                                             -------   --------   -------   -------   -------   -------
   Net Increase (Decrease)                    37,679   (159,783)   (5,098)    5,676   (10,070)   (8,466)
                                             =======   ========   =======   =======   =======   =======

                                                                        DECEMBER 31, 2010
                                             -----------------------------------------------------------------------
DOLLAR VALUE                                    GBF          STBF         LCSF        SCSF        INTF        ACF
------------                                 ---------   -----------   ---------   ---------   ---------   ---------
Sale of Shares                               $ 833,286   $   395,918   $ 152,700   $ 334,653   $ 174,156   $ 277,340
Shares issued on Reinvestment of Dividends      39,685        55,299          --          --          --          --
Shares Redeemed                               (494,927)   (1,925,790)   (211,810)   (286,900)   (293,187)   (380,839)
                                             ---------   -----------   ---------   ---------   ---------   ---------
   Net Increase (Decrease)                   $ 378,044   $(1,474,573)  $ (59,110)  $  47,753   $(119,031)  $(103,499)
                                             =========   ===========   =========   =========   =========   =========

                                                                 DECEMBER 31, 2009
                                             ---------------------------------------------------------
SHARES                                         GBF       STBF      LCSF      SCSF      INTF      ACF
------                                       -------   -------   -------   -------   -------   -------
Sale of Shares                                 2,780    24,964    13,170    34,946    22,572    27,590
Shares issued on Reinvestment of Dividends     9,281     5,752        --        --        --        --
Shares Redeemed                              (63,548)  (84,618)  (24,765)  (27,262)  (25,427)  (18,449)
                                             -------   -------   -------   -------   -------   -------
   Net Increase (Decrease)                   (51,487)  (53,902)  (11,595)    7,684    (2,855)    9,141
                                             =======   =======   =======   =======   =======   =======

                                                                       DECEMBER 31, 2009
                                             ---------------------------------------------------------------------
DOLLAR VALUE                                    GBF         STBF        LCSF        SCSF        INTF        ACF
------------                                 ---------   ---------   ---------   ---------   ---------   ---------
Sale of Shares                               $  26,741   $ 228,810   $ 124,662   $ 270,013   $ 219,363   $ 277,275
Shares issued on Reinvestment of Dividends      89,854      52,940          --          --          --          --
Shares Redeemed                               (617,759)   (779,544)   (221,955)   (201,281)   (218,615)   (187,190)
                                             ---------   ---------   ---------   ---------   ---------   ---------
   Net Increase (Decrease)                   $(501,164)  $(497,794)  $ (97,293)  $ (68,732)  $     748   $  90,085
                                             =========   =========   =========   =========   =========   =========

NOTE 5. INVESTMENT TRANSACTIONS

For the year ended December 31, 2010, purchases and sales of investment securities other than U.S. Government obligations and short-term investments aggregated $2,121,528 and $1,501,975 for the GBF, $1,901,997 and $2,553,748 for
the STBF, $1,674,119 and $1,173,738 for the LCSF, $796,726 and $329,286 for the
SCSF, $483,238 and $220,681 for the INTF, and $1,119,747 and $511,262 for the
ACF, respectively.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 28


NOTE 6. TAX MATTERS

At December 31, 2010, the composition of unrealized appreciation (the excess of value over tax cost) and depreciation (the excess of tax cost over value) are as follows:

GBF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
   $62,890       $(9,849)                 $53,041

STBF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
   $21,856       $(2,326)                 $19,530

LCSF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $622,622       $(13,039)               $609,583

SCSF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $583,532      $(140,654)              $442,878

INTF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $904,042       $(27,898)               $876,144

ACF

Appreciation   Depreciation   Net Appreciation(Depreciation)
------------   ------------   ------------------------------
  $668,350       $(47,560)               $620,790

As of December 31, 2010, the components of distributable earnings on a tax basis were as follows:

GBF

                                           Value
                                         ---------
Undistributed ordinary income            $    (946)
Undistributed capital loss                (184,856)
Unrealized appreciation on investments      53,041

STBF

                                           Value
                                         ---------
Undistributed ordinary  loss             $ (50,196)
Undistributed capital loss                 (17,959)
Unrealized appreciation on investments      19,530

LCSF

                                           Value
                                         ---------
Undistributed ordinary loss              $(252,402)
Undistributed capital loss                (286,661)
Unrealized appreciation on investments     609,583

SCSF

                                           Value
                                         ---------
Undistributed ordinary loss              $(378,802)
Undistributed capital loss                (324,597)
Unrealized appreciation on investments     442,878

INTF

                                           Value
                                         ---------
Undistributed ordinary loss              $(109,872)
Undistributed capital loss                  (4,337)
Unrealized appreciation on investments     876,144

ACF

                                           Value
                                         ---------
Undistributed ordinary loss              $(117,194)
Undistributed capital loss                (100,498)
Unrealized appreciation on investments     620,790

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 29


Permanent book and tax differences relating to shareholder distributions may result in reclassifications to paid in capital and may affect the per-share allocation between net investment income and realized and unrealized gain/loss. Undistributed net investment income and accumulated undistributed net realized gain/loss on investment transactions may include temporary book and tax differences which reverse in subsequent periods. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

The tax-basis components of distributions paid in 2010 and 2009 are as follows:

For the year ended December 31, 2010 the GBF paid an ordinary distribution of $39,901.

For the fiscal year ended December 31, 2009 the GBF paid an ordinary distribution of $89,391, and a return of capital distribution of $947 for a total distribution of $90,338.

For the year ended December 31, 2010 the STBF paid an ordinary distribution of $12,772 and a return of capital distribution of $42,851 for a total distribution of $55,623.

For the fiscal year ended December 31, 2009 the STBF paid an ordinary distribution of $52,543 and a return of capital distribution of $568 for a total distribution of $53,111.

As of December 31, 2010, the following net capital loss carryforwards existed for federal income tax purposes:

YEAR EXPIRING      GBF       STBF      LCSF       SCSF      INTF       ACF
-------------   --------   -------   --------   --------   ------   --------
     2011       $     --   $    --   $     --   $     --   $   --   $     --
     2012             --     1,315         --         --       --         --
     2013             --        --         --         --       --         --
     2014             --        --         --         --       --         --
     2015        129,661        --    123,646    262,162       --         --
     2016         55,195    16,644     45,409     62,435    4,337    100,498
     2017             --        --    117,606         --       --         --
                --------   -------   --------   --------   ------   --------
                $184,856   $17,959   $286,661   $324,597   $4,337   $100,498
                ========   =======   ========   ========   ======   ========

The above capital loss carryforwards may be used to offset capital gains realized during subsequent years and thereby relieve the Trust and its shareholders of any federal income tax liability with respect to the capital gains that are so offset. The Trust will not make distributions from capital gains while a capital loss carryforward remains.



                      END OF NOTES TO FINANCIAL STATEMENTS

EXPENSE ILLUSTRATION
DECEMBER 31, 2010 (UNAUDITED)

                                EXPENSE EXAMPLES

As a shareholder of the STAAR Investment Trust, you incur ongoing costs, which consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, July 1, 2010 through December 31, 2010.

                                 ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                  HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 30


The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                           GENERAL BOND
                             ----------------------------------------                EXPENSES
                             BEGINNING ACCOUNT                                     PAID DURING
                                   VALUE         ENDING ACCOUNT VALUE              THE PERIOD*
                               July 1, 2010        December 31, 2010    July 1, 2010 to December 31, 2010
                             -----------------   --------------------   ---------------------------------
Actual                           $1,000.00             $1,009.45                      $8.61
Hypothetical (5% Annual
   Return before expenses)       $1,000.00             $1,016.64                      $8.64


* Expenses are equal to the Fund's annualized expense ratio of 1.70%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                          SHORT-TERM BOND
                             ----------------------------------------                EXPENSES
                             BEGINNING ACCOUNT                                     PAID DURING
                                   VALUE         ENDING ACCOUNT VALUE              THE PERIOD*
                               July 1, 2010        December 31, 2010    July 1, 2010 to December 31, 2010
                             -----------------   --------------------   ---------------------------------
Actual                           $1,000.00             $1,006.68                      $9.10
Hypothetical (5% Annual
   Return before expenses)       $1,000.00             $1,016.13                      $9.15

* Expenses are equal to the Fund's annualized expense ratio of 1.82%, multiplied by the average account value over the period, multiplied by 184/365(to reflect the one-half year period).

                                          LARGER COMPANY
                             ----------------------------------------                EXPENSES
                             BEGINNING ACCOUNT                                     PAID DURING
                                   VALUE         ENDING ACCOUNT VALUE              THE PERIOD*
                               July 1, 2010        December 31, 2010    July 1, 2010 to December 31, 2010
                             -----------------   --------------------   ---------------------------------
Actual                           $1,000.00             $  201.82                      $12.15
Hypothetical (5% Annual
   Return before expenses)       $1,000.00             $1,014.17                      $11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 31

                                 SMALLER COMPANY

                                                                                         EXPENSES
                                                                                        PAID DURING
                            BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE              THE PERIOD*
                                 July 1, 2010           December 31, 2010    July 1, 2010 to December 31, 2010
                            -----------------------   --------------------   ---------------------------------
Actual                             $1,000.00                $1,234.65                      $12.17
Hypothetical (5% Annual
   Return before expenses)         $1,000.00                $1,014.32                      $10.97

* Expenses are equal to the Fund's annualized expense ratio of 2.31%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                  INTERNATIONAL

                                                                                          EXPENSES
                                                                                        PAID DURING
                            BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE              THE PERIOD*
                                 July 1, 2010           December 31, 2010    July 1, 2010 to December 31, 2010
                            -----------------------   --------------------   ---------------------------------

Actual                             $1,000.00                $1,219.96                      $12.78
Hypothetical (5% Annual
   Return before expenses)         $1,000.00                $1                             $11.72

* Expenses are equal to the Fund's annualized expense ratio of 2.18%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

                                   ALTERNATIVE

                                                                                         EXPENSES
                                                                                        PAID DURING
                            BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE              THE PERIOD*
                                 July 1, 2010           December 31, 2010    July 1, 2010 to December 31, 2010
                            -----------------------   --------------------   ---------------------------------
Actual                             $1,000.00                $1,200.74                      $12.15
Hypothetical (5% Annual
  Return before expenses)          $1,000.00                $1,014.17                      $11.12

* Expenses are equal to the Fund's annualized expense ratio of 2.19%, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

                                   TERM OF
                     POSITION(S)  OFFICE AND    NUMBER OF       PRINCIPAL OCCUPATION
                      HELD WITH    LENGTH OF    PORTFOLIOS   DURING PAST FIVE YEAR AND
NAME, ADDRESS, AGE    THE FUND    TIME SERVED    OVERSEEN       CURRENT DIRECTORSHIPS
------------------   ----------   -----------   ----------   -------------------------
Richard Levkoy *     Trustee,     Continuous,    1 Series    Accountant; None
103 Skrabut Lane     Chairman       10 yrs.        Trust
Sewickley,  PA       of Audit                    (6 Funds)
15143, 58            Committee
Thomas J. Smith *    Trustee      Continuous,    1 Series    Advertising/Marketing
736 Beaver Street                   11 yrs.        Trust     Consulting; Board Member,
Sewickley,  PA                                   (6 Funds)   Imani Christian Academy
15143, 72
Jeffrey A.           Secretary/    Continuous,   1 Series
Dewhirst               Trustee       15 yrs.       Trust     Investment Banker; None
453 Washington                                   (6 Funds)
Street.
Leetsdale, PA
15056, 62

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 32


                       Statement of Additional Information

The Fund's Statement of Additional Information ("SAI") includes additional information about the trustees and is available, without charge, upon request. You may call toll-free (800) 332-7738 PIN 3370 to request a copy of the SAI or to make shareholder inquiries.

                               Portfolio Holdings

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-Q. The Fund's first and third fiscal quarters end on March 31 and September 30. The Fund's Forms N-Q are available on the SEC's website at http://sec.gov, or they may be reviewed and copied at the SEC's Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room). You may also obtain copies by calling the Fund at (800) 332-7738 PIN 3370.

                             Proxy Voting Guidelines

The Fund's Advisor is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge by calling (800) 332-7738 PIN 3370. It is also included in the Fund's State of Additional Information, which is available on the Securities and Exchange Commission's website at http://www.sec.gov.

Information regarding how the Fund voted proxies, Form N-PX, relating to portfolio securities during the most recent 12-month period ended June 30 will be available without charge, upon request, by calling our toll free number (800) 332-7738 PIN 3370.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 33


MANAGEMENT DISCUSSION OF FUND PERFORMANCE*

OVERALL MARKET PERFORMANCE

          2010 saw a continued recovery in stocks with U.S. small companies leading the way to above average returns. The economy showed increasing, albeit modest signs of recovery. But more importantly, corporate earnings showed marked improvements and investors were attracted back to the market. Economic crises in Europe and concerns about China helped cause foreign stocks to trail the U.S. markets, and though in positive territory, experienced less than average returns for the year.

          Interest rates on government debt remained in historically low ranges, giving bonds another positive year. The Federal Reserve has continued in an aggressive stimulation mode, keeping treasury yields low. By the end of the year, though, bond markets were retreating in the face of concerns about inflation. Commodity prices have seen significant increases and the effect of prices of goods and services is likely to be upward. This would place downward pressure on bond prices with long-term maturities at the greater risk.

ALTCAT FUND

                                                                                    FIVE YEAR                   SINCE       SINCE
                                                                       THREE YEAR      AVG.       TEN YEAR      PUBLIC      PRIVATE
                                    LAST                              AVG. ANNUAL     ANNUAL    AVG. ANNUAL   INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10       QUARTER   YEAR-TO-DATE   ONE YEAR      RETURN       RETURN       RETURN     (5/28/97)    (4/4/96)
---------------------------       -------   ------------   --------   -----------   ---------   -----------   ---------   ---------
STAAR ALTCAT FUND                  +9.12%      +12.35%      +12.35%      -3.56%       +2.77%       +3.44%       +4.48%      +4.75%
S&P 500 Index                      +6.68%      +15.06%      +15.06%      -2.86%       +2.29%       +1.41%       +4.77%      +6.39%
Morningstar Large Blend Fds Avg   +10.54%      +14.01%      +14.01%      -3.15%       +1.98%       +1.64%       +4.93%      +5.34%

Portfolio Turnover 22,58%

* Total returns include reinvested dividends and gains. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses. The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          As the markets improved in 2010, we reduced the Altact Fund's large cash opposition and put more of the assets "to work." Our incremental allocation approach has caused the Fund to trail its benchmark, but this is expected in the early stages of a bull market. This partivular bull was confirmed in October of 2010 and as a result we increased our stake in equities significantly.

          Of the positions held at the beginning of the year, the best performers were Textainer Group Holdings, Ltd (+74.44%), Walter Energy (+70.38%), McDermott International (+66.95%), Prudhoe Bay Royalty trust (+64.90%), NVE Corporation (+40.09) and EMC Corporation (+31.08%). Our best performing positions added during the year included iShares Chile, iShares Silver Trust, CSX Corporation, McDonald's Corporation, iShares Dow Jones US Real Estate, Wisdon Tree MidCap earnings and Costco Wholesale Corporation.

          Of the positions held at the beginning of the year, the worst performers Silicon Precision Industries (-10.78%), Powershares Lux Nanotech (-6.57%), Powershares Wilderhill Clean Energy (-5.62%), ICU Medical (+0.16%), iShares S&P Global Health Care (+2.42%) and Kimberly-Clark Corporation (+3.09%). Our most disappointing positions added during the year included PPL Corporation and Johnson & Johnson.

          WE ARE PLEASED TO REPORT THAT AT THE END OF DECEMBER THE ACF RETAINED A FOUR-STAR RATING FROM MORNINGSTAR.

GENERAL BOND FUND

                                                                               FIVE YEAR                 SINCE       SINCE
                                                                   THREE YEAR     AVG.      TEN YEAR      PUB.      PRIVATE
                                   LAST                           AVG. ANNUAL    ANNUAL   AVG. ANNUAL  INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10      QUARTER  YEAR-TO-DATE  ONE YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)  (4/4/96)(1)
---------------------------      -------  ------------  --------  -----------  ---------  -----------  ---------  -----------
STAAR GENERAL BOND FUND           -0.62%     +2.79%      +2.79%      +2.33%      +3.04%      +3.45%      +4.14%     +4.00%
Barcap Intermediate Gov't
   Credit Index                   -1.25%     +5.89%      +5.89%      +5.40%      +5.53%      +5.51%      +5.89%     +5.86%
Morningstar Intermed-Term Bd Fd
   Avg                            -0.86%     +7.72%      +7.72%      +5.49%      +5.15%      +5.37%      +5.16%     +5.39%

Current Yield as of 12/31/10: 2.33%** S.E.C. Yield as of 12/31/10: 2.21%***
Average Maturity......... 3.5 Years**** Portfolio Turnover 69.10%

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 34


* The published returns are total returns including reinvestment of dividends. Management waived $.01 per share of fees in 2006, $.02 in 2005 and $.03 in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund. The Intermediate Bond Fund became the General Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders.

The Barcap Intermediate Gov't Credit Index is a broad bond market index including both corporate investment grade and government (Treasury and gov. agency) indexes including bonds with maturities up to 10 years. The index is unmanaged and does not have expenses. The Morningstar Intermediate-Term Bond Category is an average of the total returns of all intermediate bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

          Low interest rates among government securities and quality corporations continued to prevent the creation of good yields in bonds unless one was to take higher risks in the high yield ("junk") bond markets, which the objectives of this Fund will not allow. Because of the spectre of inflation, we kept maturities mostly short and as a result we did not experience some of the gains longer maturity bonds made during the missle of the year. However, by year-end rates were rising a bit and as inflation becomes more of a reality the risk in longer maturities increases. The GBF is p[positioned in anticipation of rising interest rates over the next couple years.

INTERNATIONAL FUND

                                                                               FIVE YEAR                 SINCE       SINCE
                                                                   THREE YEAR     AVG.      TEN YEAR     PUBLIC     PRIVATE
                                   LAST                           AVG. ANNUAL    ANNUAL   AVG. ANNUAL  INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10      QUARTER  YEAR-TO-DATE  ONE YEAR   RETURN(1)   RETURN(1)   RETURN(1)   (5/28/97)  (4/4/96)(1)
---------------------------      -------  ------------  --------  -----------  ---------  -----------  ---------  -----------
STAAR INTERNATIONAL FUND          +6.79%     +10.05%     +10.05%    -5.04%       +3.74%      +4.55%      +4.23%     +5.21%
EAFE Index                        +6.61%      +7.75%      +7.75%    -7.02%       +2.46%      +3.50%      +4.82%     +4.58%
Morningstar Foreign Large Blend
   Fds                            +7.37%     +10.24%     +10.24%    -6.78%       +2.69%      +3.13%      +5.06%     +4.72%

Portfolio Turnover...8.68%.

* Published returns are total returns including reinvested dividends. Management waived $.02 of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The MSCI EAFE index is a broad international index widely accepted as a benchmark for international stock performance. It consists of an aggregate of 21 individual country indexes, which represent the major world, markets. The index is unmanaged and has no expenses. The Morningstar Foreign Stock Funds Category Average is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          International markets lost some of their steam toward the end of 2010. The European fiscal crises coupled with concerns about China caused many investors to allocate more to the significantly improving U.S. market. We continue to consider International markets as an important part of most portfolios. We consider Emerging markets as offering among the best upside potentials over the next decade. As the year progressed and bullish conditions improved, we reduced the Funds cash position.

          Among positions held at the beginning of 2010, the best performers were America Movil S.A.B. de C.V. ADR (+22.58%), iShares Tawain (+21.06%) and Eaton Vance Greater India fund (+20.81%). We were also pleased to have added the following in 2010: iShares Chile, Tata Motors, Ltd, Ship Finance Int'l, Ltd, iShares Malaysia, iShares Turkey and iShares Canada, all of which contributed healthy gains.

          The most disappointing positions held at the beginning of the year included Silicon Precision Industries Co, Ltd (-10.78%), iShares Belgium (+3.66%), iShares Brazil (+5.91%) and the Templeton Foreign Fund (+8.5%). One under performer added during the year was Tava Pharmaceutical Ind., Ltd.

          We are pleased to report that at the end of December the INTF retained its Five-Star rating from Morningstar.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 35


LARGER COMPANY STOCK FUND

                                                                                    FIVE YEAR                   SINCE       SINCE
                                                                       THREE YEAR      AVG.       TEN YEAR      PUBLIC      PRIVATE
                                    LAST                              AVG. ANNUAL     ANNUAL    AVG. ANNUAL   INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10       QUARTER   YEAR-TO-DATE   ONE YEAR      RETURN       RETURN       RETURN     (5/28/97)    (4/4/96)
---------------------------       -------   ------------   --------   -----------   ---------   -----------   ---------   ---------
STAAR LARGER COMPANY STOCK FUND    +9.37%      +13.21%      +13.21%      -4.23%       -0.09%       +0.18%       +2.87%      +3.99%
S&P 500 Index                      +6.68%      +15.06%      +15.06%      -2.86%       +2.29%       +1.41%       +4.77%      +6.39%
Morningstar Large Blend Funds
   Avg.                           +10.54%      +14.01%      +14.01%      -3.15%       +1.98%       +1.64%       +4.93%      +5.34%

Portfolio Turnover: 45.48%.

* Published returns are total returns including reinvested dividends. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations.

The S&P500 is a broad index of the 500 largest companies in various market sectors. It is a market-capitalization weighted average, which emphasizes the largest companies. The index is unmanaged and has no expenses. The Morningstar Large Blend Funds Category is an average of the total returns of all funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          As the markets improved during 2010, we incrementally reduced cash and put more money "to work" in the Fund. The early Fall saw a confirmation that a bull market was in progress and we anticipate continued economic and market improvement in 2011.

          The best positions held since the binning of 2010 included McDermott Int'l (+66.95%), Prudhoe Bay Royalty Trust (+64.90%), EMC Corporation (+31.08%), , iShares Russell MidCap Growth (+26.08%), Flowserve Corporation (+27.35%) and Waters corporation (+25.42%). Among positions added during the year, we were most pleased with CSX Corporation, McDonald's Corporation, the Fairholme Fund, Home Depot and Brown Advisory Growth Equity Fund.

          Most disappointing among the positions held at the beginning of the year included Kimberly-Clark (+3.09%), iShares Dow Jones U.S. Healthcare (+4.08%) and Walgreen Co, (+7.80%) Of positions added in 2010, the following under performed: FLIR Systems (-9.10%), PPL Corporation, Johnson & Johnson, Corning, 3M Co. and Bristol-Myers Squibb.

SHORT TERM BOND FUND

                                                                               FIVE YEAR                 SINCE       SINCE
                                                                   THREE YEAR     AVG.      TEN YEAR     PUBLIC     PRIVATE
                                   LAST                           AVG. ANNUAL    ANNUAL   AVG. ANNUAL  INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10      QUARTER  YEAR-TO-DATE  ONE YEAR     RETURN      RETURN    RETURN(1)   (5/28/97)  (4/4/96)(1)
---------------------------      -------  ------------  --------  -----------  ---------  -----------  ---------  -----------
STAAR SHORT TERM BOND FUND        -0.10%     +0.67%      +0.67%      +0.90%      +2.11%      +3.20%      +4.11%     +4.08%
Barcap 1-3 Year Government
   Index                          -0.13%     +2.40%      +2.40%      +3.47%      +4.32%      +4.07%      +4.66%     +4.75%
Morningstar Short-Term Bd Fd
   Avg                            -0.07%     +4.11%      +4.11%      +3.37%      +3.76%      +3.85%      +4.01%     +4.17%

Current Yield as of 12/31/10... 2.70%** S.E.C. Yield as of 12/31/10... 4.56%***
Average Maturity...... 1.6 Yrs.**** Portfolio Turnover 92.33%

* Published returns are total returns including reinvested dividends. Management waived $.01 per share of fees in 2006 and $.03 in both 2005 and 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. On August 12, 2004 shareholders approved changes to the Fund. The Long Term Bond Fund became the Short Term Bond Fund. The Short Term Bond Fund was previously named the Long Term Bond Fund. Performances shown that includes periods prior to August 2004 include performances achieved under the different investment objective approved by shareholders. The Barcap 1-3 Year Government Index includes both the Treasury Bond index (all public obligations of the U.S. Treasury, excluding flower bonds and foreign-targeted issues) and the Agency Bond Index (all publicly issued debt of U.S. Government agencies and quasi-federal corporations and corporate-debt guaranteed by the U.S. Government). The index is unmanaged and has no expenses. The Morningstar Short-Term Bond Category is an average of the total returns of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

** Current Yield is calculated by dividing the projected annual net income by the current net assets (total portfolio value less accrued expenses)

*** S.E.C. Yield is calculated by taking actual net income received during the past thirty days divided by the average shares for the last thirty days, divided by the maximum offering price on the last day of the period and then annualized.

**** Average maturity does not include cash and cash equivalents.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 36


          Low interest rates among government securities and quality corporations continued to prevent the creation of good yields in bonds unless one was to take higher risks in the high yield ("junk") bond markets, which the objectives of this Fund will not allow. With the spectre of higher inflation and rising interest rates looming, the STBF is positioned to gradually follow interest rates higher.

SMALLER COMPANY STOCK FUND

                                                                                    FIVE YEAR                   SINCE       SINCE
                                                                       THREE YEAR      AVG.       TEN YEAR      PUBLIC      PRIVATE
                                    LAST                              AVG. ANNUAL     ANNUAL    AVG. ANNUAL   INCEPTION   INCEPTION
FOR PERIODS ENDING 12/31/10*      QUARTER   YEAR-TO-DATE   ONE YEAR      RETURN       RETURN       RETURN     (5/28/97)    (4/4/96)
----------------------------      -------   ------------   --------   -----------   ---------   -----------   ---------   ---------
STAAR SMALLER COMPANY STOCK FUND  +14.08%      +20.82%      +20.82%      -0.34%       +1.78%       +4.28%       +6.48%      +6.53%
Russell 2000 Index                +16.25%      +26.85%      +26.85%      +2.22%       +4.47%       +6.33%       +6.93%      +7.35%
Morningstar Small Blend Fds Avg   +15.82%      +25.61%      +25.61%      +1.91%       +3.86%       +7.18%       +9.12%      +8.87%

Portfolio Turnover 12.96%

* Published returns are total returns including reinvested dividends. Management waived $.03 per share of fees in 2003. The Trust was formed as a PA private business trust and investment operations commenced on 4/4/96. Public registration was effective on 5/28/97 with no changes in investment operations. The Russell 2000 Index is an unmanaged total return index of the smallest 2000 companies in the Russell 3000 Index and is generally considered in the industry as representing the universe of small company stocks. The index is unmanaged and has no expenses. The Morningstar Small Blend Funds Average is an average of all short-term bond funds tracked and categorized as such by Morningstar. Past performance is no guarantee of future results. Investment returns and principal values fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Indexes were quoted as published in various publications or sources, including the Wall St. Journal and Morningstar.

          The smaller company market as represented by the Russell 2000 Index beat the S&P 500 Index again in 2010. Whether small cap leadership will continue is debatable, but we think there is reason for optimism in the small and smaller mid cap markets. Our incremental decrease of cash during the year was warranted by improving market conditions. The larger than average cash positions kept the Fund from matching the small cap indexes.

          Among the best performing positions since the beginning of 2010 were the Textainer Group Holdings, Ltd (+74.44%), Walter Energy (+70.38%), NVE Corp (+40.09%) and Royce Opportunities Fund (+33.78%). Among positions added during the year, the better performers included Inventure Foods, Steven Madden and Koppers Holdings.

          Under performing positions held at the beginning of the year included Powershares Lux Nanotech (-6.57%), Powershares Wilderhill Cleran Energy (-5.62%), ICU Medical ((+0.16%), Powell Industries (+4.28%) and Quality Systems (+13.09%). Positions added during the year that under performed were Chemical Financial Corp and Eastgroup Properties.

         FOR A PROSPECTUS, CALL 1-888-717-8227 (1-888-71STAAR) OR VISIT
                               www.staarfunds.com

NON-FINANCIAL STATEMENT NOTES

     The Registrant, STAAR Investment Trust (the Trust), is an open-end, management investment company including six series Funds. It was formed on February 28, 1996 as a private Pennsylvania business trust for the purposes of commencing business as an investment company under the name STAAR System Trust. It had engaged in no prior business activities. Its public registration became effective on May 28, 1997. The name was changed to STAAR Investment Trust on April 3, 1998. There has been no material change in operations since the beginning of investment operations on April 4, 1996.

     Each Fund has adopted certain fundamental investment policies. These fundamental investment policies cannot be changed unless the change is approved by (a) 66 2/3% or more of the voting securities present in person or by proxy at a meeting (if the holders of 50% or more of the outstanding securities are present in person or by proxy) or (b) more than 50% of the outstanding voting securities of the Fund, whichever is lesser. The fundamental policies can be found in the Prospectus and Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

     A board of trustees is responsible for providing and overseeing management, operations and shareholder services for the Funds under the applicable laws of the commonwealth of Pennsylvania. The board generally meets quarterly to review Fund operations, performance and any appropriate issues and to take action as needed.

     Due to the small size of the board, there is only one committee, the Audit Committee. Functions that might be fulfilled on larger boards by additional committees have been adequately fulfilled by the entire board. The audit committee is comprised of only non-interested directors who hold separate meetings periodically to discuss the accounting of the Funds. The committe also meets periodically with the outside public accounting firm to discuss and monitor the accounting practices and auditing activities applied to the Funds.

     The Board of Trustees has adopted a number of policies adopted to protect shareholders. Details may be found in the Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below. Among these are...

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 37


     Fair value Pricing: The Board has adopted a policy and procedures for fair value pricing. However, since the practice of the manager is to purchase securities that are widely traded and easily priced by third party services, the Trust rarely needs to employ this policy.

     Personal transactions policy: Independent Trustees and access persons of the Adviser are required to disclose quarterly any securities transactions they make in securities that are owned by the Trust. Pre-clearance of a personal transaction in a Security required to be approved by regulations must be obtained from the Compliance Officer or a person (Clearing Officer) who has been authorized by the Compliance Officer to pre-clear transactions. A Clearing Officer seeking pre-clearance with respect to his or her own transaction shall obtain such pre-clearance from another Clearing Officer.

     Short-term trading and market timing policy: The board has taken measures to guard against short-term trading and market timing abuses that could adversely affect shareholder value.

     Trading Error Policies and Procedures: The Board has adopted a policy whereby the Advisor addresses any errors that may occur in trading securities for the Funds.

     Bonding: A Fidelity Bond is required to protect shareholders, clients and the firms serving them against inappropriate activities on the part of access persons.

     Anti-Money Laundering: Pursuant to the USA Patriot Act, the Board has adopted a policy governing the "know your client" principle that governs the collection of personal and/or corporate information from investors.

     Business Continuity Plan: The Board has adopted a plan to address disaster management in the event of fire, terrorism, theft, natural disaster or other events that could interrupt the business of the Funds.

     Proxy Voting Policy: The Board has adopted a Proxy Voting Policy.

CODE OF ETHICS: THE BOARD HAS ADOPTED A CODE OF ETHICS.

          Transactions in Fund portfolios will generally be made with regard to volume and other discounts to keep transaction expenses as low as possible. The Trust may use brokers with which higher commissions are paid than could be obtained elsewhere in return for research and other services. There is no restriction as to the number of broker-dealers the Trust may use.

          Detailed information as to securities pricing and the purchase and redemption of shares is found in the Prospectus, which may be obtained from STAAR Investment Trust using the contact information below. The Trust may suspend the right to redeem shares or postpone the date of payment upon redemption for more than seven (7) days for (a) any period during which the New York Stock Exchange is closed or trading on the exchange is restricted; (b) for any period during which an emergency exists which makes it impossible or impractical for the Funds to dispose of securities owned by them or the Funds cannot determine the value of their respective net assets or for such other periods as the Securities and Exchange Commission may permit.

          Performance data is provided and calculated according to SEC guidelines and formulas may be found in the Statement of Statement of Additional Information, which may be obtained from STAAR Investment Trust using the contact information below.

          For a Prospectus and/or copy of the Statement of Additional Information or other information, contact STAAR Investment Trust, Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 or call 1-888-717-8227 (1-888-71STAAR).

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 38


                                     PART C
                            PART C: OTHER INFORMATION

     The Prospectus and this Statement of Additional Information do not contain all of the information contained in the Trust's registration Statement. The Registration Statement and its exhibits may be examined at the offices of the Securities and Exchange Commission in Washington, D.C.

     Statements contained in the Prospectus and this Statement of Additional Information as to the contents of any agreement or other document referred to are not necessarily complete and reference is made to the copy of the agreement or document filed as an exhibit to the Registration Statement for their complete and unqualified contents.

                                OTHER INFORMATION

Item 28. EXHIBITS

EXHIBIT
NUMBER                           DESCRIPTION OF EXHIBIT
-------   --------------------------------------------------------------------
   X(a)   Declaration of Trust of the Registrant
   X(b)   By-laws of the Registrant
    (c)   Not Applicable
   X(d)   Investment Advisory Agreement between Registrant and Staar Financial
          Advisors, Inc. (the "Advisor")
    (e)   Not Applicable
    (f)   Not Applicable
  XX(g)   Custodian Agreement between Registrant and StarBank.
   X(h)   Form of Transfer Agency and Shareholder Services Agreement among
          Registrant and the Advisor (see (d) above)
   X(h)   Consent to Use of Name contained in (d) above
  99(i)   Opinion of Counsel and Consent of Counsel
  99(j)   Consent of Independent Accountants
    (k)   Not Applicable
    (l)   Not Applicable
 XXX(m)   Rule 12b-1 Plan
XXXX(n)   Financial Data Schedule
    (o)   Not Applicable
    (p)   Board of Trustees Code of Ethics

X    - Filed with Initial N-1A and incorporated herein by reference.

XX - Filed with Pre-effective Amendment # 1 to Form N-1A and incorporated herein by reference.

XXX  - Filed with Proxy Statement in Post Definitive 14A filing

XXXX - Filed with Form NSAR

Item 29 - PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     The Registrant is not directly or indirectly controlled by or under common control with any person other than the Trustees. The Registrant does not have any subsidiaries.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 39


Item 30 - INDEMNIFICATION

     Under the Registrant's Declaration of Trust and By-laws, any past or present Trustee or Officer of the Registrant is indemnified to the fullest extent permitted by law against liability and all expenses reasonably incurred by him or her in connect with any action, suit or proceeding to which he or she may be a party or is otherwise involved by reason of his or her being or having been a Trustee or Officer of the Registrant. The Declaration of Trust and By-laws of the Registrant do not authorize indemnification where it is determined, in the manner specified in the Declaration of Trust and the By-laws of the Registrant, that such Trustee or Officer has not acted in good faith in the reasonable belief that his or her actions were in the best interest of the Registrant.

     Moreover, the Declaration of Trust and By-laws of the Registrant do not authorize indemnification where such Trustee or Officer is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to Trustees, Officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, Officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, Officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the questions whether such indemnification is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant, its Trustees and Officers, its investment adviser, and persons affiliated with them are insured under a policy of insurance maintained by the Registrant and its investment adviser, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits and proceedings, and certain liabilities that might be imposed as a result of such actions, suits and proceedings, to which they are parties by reason of being or having been such Trustees or Officers. The policy expressly excludes coverage for any Trustee or Officer whose personal dishonesty, fraudulent breach of trust, lack of good faith, or intention to deceive or defraud has been adjudicated or may be established or who willfully fails to act prudently.

Item 31 - BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER Staar Financial Advisors, Inc. (the "Adviser"), is a registered investment adviser providing investment advice to individuals, employee benefit plans, charitable and other nonprofit organizations, and corporations and other business entities.

     Set forth below is a list of the Officers and Directors of the Adviser together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years.

NAME/BUSINESS         POSITION WITH ADVISOR            OTHER
-----------------   -------------------------   -------------------
J. Andre Weisbrod   President & CEO, Director
Charles Sweeney     Secretary & Director        Retired
David M. Weisbrod   Director                    High School Teacher

Item 32 - PRINCIPAL UNDERWRITER

     Inapplicable.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 40


Item 33 - LOCATION OF ACCOUNTS AND RECORDS

     The Registrant maintains the records required by Section 31(a) of the Investment Company Act of 1940, as amended and Rules 31a-1 to 31a-3 inclusive thereunder at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147 and its Pittsburgh office located at 604 McKnight Park Drive, Pittsburgh, PA, 15237. Certain records, including the physical possession of its securities, may be maintained pursuant to Rule 31a-3 at the main office of the Registrant's custodian located as to the custodian, at Huntington National Bank,7 Easton Oval, Columbus, OH 43219, and, as to the transfer and dividend disbursing agent functions, at Mutual Shareholder Services, 8000 Town Centre Drive, Broadview Heights, OH 44147.

Item 34 - MANAGEMENT SERVICES

     Inapplicable

Item 35 - UNDERTAKINGS

     Inapplicable

                                     NOTICE

     "The General Bond Fund (GBF)," "The Short-Term Bond Fund (STBF)," The Larger Company Stock Fund (LCSF)," "The Smaller Company Stock Fund (SCSF)," "The International Fund (INTF)," and "The Alternative Categories Fund (AltCat)" are the designations of the Trustees under the Declaration of Trust of the Trust dated February 28, 1996 as amended from time to time. The Declaration of Trust has been filed with the Secretary of State of the Commonwealth of Pennsylvania. The obligations of the Registrant are not personally binding upon, nor shall resort be had to the private property of, any of the Trustees, shareholders, officers, employees or agents of the Registrant, but only the Registrant's property shall be bound.

STAAR Investment Trust Funds     STATEMENT OF ADDITIONAL INFORMATION     Page 41


SIGNATURES

Pursuant to the requirements of (the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant (certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh, and the State of Pennsylvania on the 2nd day of March, 2011.

                                        The Staar Investment Trust

                                        Registrant


                                        By: /s/ J. Andre Weisbrod
                                            ------------------------------------
                                            J. Andre Weisbrod,
                                            Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

                                     /s/ Jeffrey A. Dewhirst
                                     --------------------------
                                     Jeffrey A. Dewhirst
                                     Trustee                      March 2, 2011
                                     (Signature)                  (date)

                                     /s/ Thomas J. Smith
                                     --------------------------
                                     Thomas J. Smith
                                     Trustee                      March 2, 2011
                                     (Signature)                  (date)

                                     /s/ Richard Levkoy
                                     --------------------------
                                     Richard levkoy
                                     Trustee                      March 2, 2011
                                     (Signature)                  (date)

                                     /s/ J. Andre Weisbrod
                                     --------------------------
                                     J. Andre Weisbrod
                                     Trustee                      March 2, 2011
                                     (Signature)                  (date)